--------------------------------------------------------------------------------

                                              Securities Act File No. __________

      As filed with the Securities and Exchange Commission on March 4, 2004

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                         Pre-Effective Amendment No. [ ]
                        Post-Effective Amendment No. [ ]

                      AEGON/Transamerica Series Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)

                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
               (Address of Principal Executive Offices) (Zip Code)

                                 (800) 851-9777
                  (Registrant's Area Code and Telephone Number)

                              John K. Carter, Esq.
                              570 Carillon Parkway
                          St. Petersburg, Florida 33716

                      AEGON/Transamerica Series Fund, Inc.
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on April 3, 2004 pursuant to Rule 488 under the Securities Act of 1933.

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Pursuant to Rule 429 under the Securities Act of 1933, this registration statement relates to shares of beneficial interest previously registered on Form N-1A (File No. 33-507).

                      AEGON/TRANSAMERICA SERIES FUND, INC.

                                 GE U.S. EQUITY
                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
                                 (800) 851-9777

Dear Policyowner:                                         April 3, 2004

AEGON/Transamerica Series Fund, Inc. ("ATSF") consists of several investment portfolios ("funds"). Shares of the funds are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for owners (each a "Policyowner," collectively, "Policyowners") of variable annuity contracts and variable life policies (collectively, the "Policies"). As such, Western Reserve Life Assurance Co. of Ohio ("WRL"), Transamerica Financial Life Insurance Company ("TFLIC", formerly, AUSA Life Insurance Company ), Transamerica Occidental Life Insurance Company ("TOLIC"), Transamerica Life Insurance Company ("Transamerica"), Peoples Benefit Life Insurance Company ("Peoples") and Transamerica Life Insurance and Annuity Company (Transamerica Life & Annuity) (collectively, the "Insurance Companies") are the only shareholders of the investment funds offered by ATSF. ATSF has agreed to solicit voting instructions from Policyowners invested in GE U.S. Equity (the "Acquired Fund") in conjunction with a reorganization of that fund into Great Companies - America(SM) ("Acquiring Fund").

WRL, TFLIC, TOLIC, and Peoples are the only Insurance Companies that offer the Acquired Fund in their respective products. You have received this Proxy/Prospectus Statement because you have a variable life insurance policy or a variable annuity contract (either of which is referred to as a "Policy") of one of these Insurance Companies and you are invested in Acquired Fund.

As such owner, you have the right to give voting instructions on certain shares of Acquired Fund that are attributable to your Policy, if your voting instructions are properly submitted and received prior to the special meeting of shareholders of Acquired Fund ("Special Meeting"), to be held at 10:00 a.m., local time, on April 27, 2004, at the offices of ATSF, 570 Carillon Parkway, St. Petersburg, Florida 33716.

Accordingly, you are being asked to provide voting instructions regarding the proposal to shareholders to approve or disapprove the Reorganization. The Prospectus/Proxy Statement should be read carefully and retained for future reference as it sets forth information about Acquiring Fund and Acquired Fund that you should know before providing instructions.

The Board of Directors of ATSF has approved a reorganization of Acquired Fund into Acquiring Fund. AEGON/Transamerica Fund Advisers, Inc. ("ATFA") serves as investment adviser to both funds. GE Asset Management ("GEAM") serves as sub-adviser to Acquired Fund and Great Companies, L.L.C. ("Great Companies") serves as sub-adviser to Acquiring Fund. Acquired Fund has investment objectives and policies that are similar in many respects to those of Acquiring Fund. As a result of economies of scale, the Reorganization is expected to result in operating expenses that are lower for Policyowners.

The Board of Directors recommends that Acquired Fund's shareholders vote "FOR" the proposal.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

                                           Sincerely,

                                           Brian C. Scott
                                           President and Chief Executive Officer

                       AEGON/Transamerica Series Fund, Inc
                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
                                 (800) 851-9777

                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF
                                 GE U.S. EQUITY

                          TO BE HELD ON APRIL 27, 2004

A special meeting of shareholders of GE U.S. Equity is scheduled for April 27, 2004 at 10:00 a.m., local time, at 570 Carillon Parkway, St. Petersburg, Florida 33716, or as adjourned from time-to-time (the "Special Meeting").

The purpose of the Special Meeting is as follows:

1. To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of GE U.S. Equity (the "Acquired Fund") by Great Companies - America(SM) (the "Acquiring Fund") solely in exchange for shares of the Acquiring Fund, followed by the complete liquidation of the Acquired Fund; and

2. To transact such other business, that may properly come before the Special Meeting.

Policyowners of record at the close of business on February 20, 2004 are entitled to notice of, and to provide voting instructions at, the Special Meeting. Your attention is called to the accompanying Proxy Statement/Prospectus. You are cordially invited to attend the Special Meeting. Policyowners who do not expect to attend the Special Meeting in person are requested to complete, date, and sign the enclosed voting instruction form and return it promptly in the envelope provided for that purpose. Your voting instruction form also provides instructions for voting via telephone, facsimile or the Internet, so you may choose to take advantage of these options to provide your instructions. Your instructions may be revoked at any time by executing and submitting a revised voting instruction form, by giving written notice of revocation to ATSF, or by providing such instructions in person at the Special Meeting.

                                              By Order of the Board of Directors

                                              John K. Carter
                                              Senior Vice President, Secretary &
                                              General Counsel
April 3, 2004

                                TABLE OF CONTENTS

INTRODUCTION...................................................................................................     1
SUMMARY........................................................................................................     2
   The Proposed Reorganization.................................................................................     2
   Comparison of Investment Objectives, Strategies and Management..............................................     2
   Comparison of Principal Risks Involved in Investing in the Funds............................................     3
INVESTMENT STRATEGIES AND RISKS................................................................................     4
   Principal Investment Strategies.............................................................................     4
   Comparison of Portfolio Characteristics.....................................................................     5
   Relative Performance........................................................................................     6
   Securities and Investment Techniques........................................................................     7
   Asset-Backed Securities.....................................................................................     8
COMPARISONS OF FEES AND EXPENSES...............................................................................    10
   Operating Expenses..........................................................................................    10
   Example.....................................................................................................    10
ADDITIONAL INFORMATION ABOUT ACQUIRING FUND....................................................................    12
   Investment Adviser and Sub-Adviser..........................................................................    12
   Investment Personnel........................................................................................    12
   Performance of the Acquiring Fund...........................................................................    12
INFORMATION ABOUT THE REORGANIZATION...........................................................................    13
   The Reorganization Plan.....................................................................................    13
   Reasons for the Reorganization..............................................................................    14
   Board Considerations........................................................................................    14
   Tax Considerations..........................................................................................    14
   Expenses of the Reorganization..............................................................................    15
ADDITIONAL INFORMATION ABOUT THE FUNDS.........................................................................    15
   Form of Organization........................................................................................    15
   Dividends and Other Distributions...........................................................................    15
   Capitalization..............................................................................................    15
GENERAL INFORMATION............................................................................................    16
   Solicitation of Proxies.....................................................................................    16
   Voting Rights...............................................................................................    16
   Other Matters to Come Before the Meeting....................................................................    17
   Shareholder Proposals.......................................................................................    17
   Information about the Funds.................................................................................    17
   Reports to Shareholders.....................................................................................    17
MORE INFORMATION REGARDING ACQUIRING FUND......................................................................    18
APPENDIX A.....................................................................................................   A-1
APPENDIX B.....................................................................................................   B-1

                           PROXY STATEMENT/PROSPECTUS

                      AEGON/TRANSAMERICA SERIES FUND, INC.
                              570 CARILLON PARKWAY
                          ST. PETERSBURG, FLORIDA 33716
                                 (800) 951-9777

INTRODUCTION

This Proxy Statement/Prospectus provides you with information about the proposed transfer of all of the assets and liabilities of GE U.S. Equity (the "Acquired Fund"), a series of AEGON/Transamerica Series Fund, Inc. ("ATSF"), to Great Companies - America(SM) (the "Acquiring Fund"), also a series of AEGON/Transamerica Series Fund, Inc., solely in exchange for shares of the Acquiring Fund (the "Reorganization"). Following the transfer of its assets and liabilities to the Acquiring Fund in exchange for shares of the Acquiring Fund, the Acquired Fund will distribute to you your portion of units of the Acquiring Fund. You will receive units of Acquiring Fund of Initial or Service Class having an aggregate value equal to the aggregate cash value of the units of Acquired Fund held by you immediately prior to the Reorganization. Following the Reorganization, the Acquired Fund will liquidate.

This Proxy Statement/Prospectus solicits your voting instructions in connection with a special meeting of shareholders, to be held on April 27, 2004, at which Acquired Fund shareholders will vote on the Agreement and Plan of Reorganization ("Reorganization Plan") through which these transactions will be accomplished. Because you, as a policyowner invested in Acquired Fund are being asked to provide instruction to approve the Reorganization that will result in your holding units of Acquiring Fund, this document also serves as a prospectus for the Acquiring Fund, whose investment objective is to maximize long-term growth.

This Proxy Statement/Prospectus, which you should retain for future reference, contains important information about the Acquiring Fund that you should know before investing. A Statement of Additional Information ("SAI") dated April 2, 2004 relating to this Proxy Statement/Prospectus and containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated herein by reference. For a more detailed discussion of the investment objectives, policies, restrictions and risks of each of the Funds, see the ATSF Prospectus and Statement of Additional Information dated May 1, 2003, each of which is incorporated herein by reference and is available, without charge, by calling (800) 951-9777. The ATSF annual report relating to the Funds, dated December 31, 2003 is incorporated herein by reference, and is available, without charge, by calling (800) 851-9777.

You may also obtain proxy materials, reports and other information filed by either Fund from the SEC's Public Reference Section (1-202-942-8090) in Washington, D.C., or from the SEC's internet website at www.sec.gov. Copies of materials may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549-0102.

POLICYOWNERS RIGHT TO INSTRUCT SHAREHOLDERS

Shares of Acquired Fund and Acquiring Fund are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for owners (each a "Policyowner" or collectively "Policyowners") of variable annuity contracts and variable life insurance policies. As such, Western Reserve Life Assurance Co. of Ohio ("WRL"), Transamerica Occidental Life Insurance Company ("TOLIC"), Transamerica Life Insurance Company ("Transamerica"), Peoples Benefit Life Insurance Company ("Peoples"), Transamerica Financial Life Insurance Company ("TFLIC") (formerly, AUSA Life Insurance Company ("AUSA") and Transamerica Life Insurance and Annuity Company ("Transamerica Life & Annuity"), (collectively, the "Insurance Companies") are the only shareholders of the investment options of ATSF. WRL, TFLIC, TOLIC and Peoples own all of the shares of Acquired Fund with the amount of shares being owned by each entity being 5% or more. ATSF has agreed to solicit voting instructions from the Policyowners, upon which instructions the respective shareholders will vote the shares of Acquired Fund at the Special Meeting on April 27, 2004, and any adjournment(s) thereof. ATSF will mail a copy of this Proxy Statement/Prospectus to each Policyowner of record as of February 20, 2004. The number of shares in Acquired Fund for which a Policyowner may give instructions is determined to equal the number of units based on cash value for that Fund in the Policyowner's respective policy. Fractional shares will be counted.

Based upon this "cash value" attributable to Acquired Fund as of February 20, 2004, Policyowners are entitled to an aggregate of votes with respect to Acquired Fund as follows:

         UNITS ELIGIBLE TO PROVIDE INSTRUCTIONS: ____________________________

As of February 20, 2004, the Officers and Directors of ATSF, as a group, beneficially owned less than 1% of the outstanding shares of Acquired Fund.

Proxy materials will be mailed to Policyowners on or about April 3 2004.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Date: April 3 2004

SUMMARY

You should read this entire Proxy Statement/Prospectus carefully. For additional information, you should consult the ATSF Prospectus and the Reorganization Plan, a copy of which is attached hereto as Appendix A.

THE PROPOSED REORGANIZATION -- On October 8, 2003, the Board of Directors of ATSF approved the Reorganization Plan with respect to each of the Funds. Subject to approval of the Acquired Fund shareholders, the Reorganization Plan provides for:

- the transfer of all of the assets of the Acquired Fund to the Acquiring Fund, in exchange for shares of the Acquiring Fund;

- the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund;

- the distribution of units of the Acquiring Fund having an aggregate value equal to the Policyowner's aggregate cash value of the Acquired Fund; and

-        the complete liquidation of the Acquired Fund as a series of ATSF.

The Reorganization is expected to be effective immediately after the close of business on April 30, 2004, or on a later date as the parties may agree (the "Closing"). As a result of the Reorganization, each policyowner invested in the Acquired Fund will become a policyowner invested in the Acquiring Fund. Each policyowner will hold, immediately after the Closing, shares of the Acquiring Fund having an aggregate value equal to the aggregate value of the same class of units of Acquired Fund held by that policyowner as of the close of business on the day of the Closing.

The Reorganization is intended to eliminate duplication of costs and other inefficiencies arising from having two mutual funds within the same family of funds that are similar in many respects, as well as to assist in achieving economies of scale. Policyowners in the Acquired Fund are expected to benefit from the larger asset base and the termination of this duplication that will result from the Reorganization.

Approval of the Reorganization Plan with respect to the Acquired Fund requires the affirmative vote of a majority of the outstanding voting securities of the Acquired Fund. In the event that the policyowners of the Acquired Fund do not provide instructions to approve the Reorganization, the Acquired Fund will continue to operate as a separate entity, and the ATSF Board of Directors will determine what further action, if any, to take.

AFTER CAREFUL CONSIDERATION, THE BOARD OF DIRECTORS OF AEGON/TRANSAMERICA SERIES FUND, INC. UNANIMOUSLY APPROVED THE PROPOSED REORGANIZATION. THE BOARD RECOMMENDS THAT YOU PROVIDE INSTRUCTIONS TO VOTE "FOR" THE PROPOSED REORGANIZATION.

In considering whether to approve the Reorganization, you should note that:

- As described below, the Acquired Fund has investment objectives and policies that are similar in many respects to the investment objectives and policies of the Acquiring Fund.

- The Funds have the same investment adviser, AEGON/Transamerica Fund Advisers, Inc. (the "Investment Adviser"), 570 Carillon Parkway, St. Petersburg, Florida 33716.

- The proposed Reorganization offers potential reductions in total operating expenses for shareholders of each of the Funds.

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND MANAGEMENT - The investment objectives and principal investment strategies of the Funds are similar in many respects. The Funds' principal investment strategies and policies are described in more detail below. There can be no assurance that either Fund will achieve its stated objective.

                              ACQUIRED FUND                                                ACQUIRING FUND
                    ----------------------------------                           ---------------------------------
INVESTMENT          Seeks long-term growth of capital.                           Seeks long-term growth of capital.
OBJECTIVE

                                   ACQUIRED FUND                                            ACQUIRING FUND
                    ---------------------------------------------------------    --------------------------------------------
INVESTMENT          -    Acquired Fund pursues its objectives by investing       -    Acquiring Fund pursues its objective
STRATEGIES               principally in equity securities of U.S. companies           by investing in common stocks of large,
                         and may, to a lesser extent, also invest in foreign          established U.S.-based companies.
                         securities and debt securities and other securities.

INVESTMENT          AEGON/Transamerica Fund Advisers, Inc.                       AEGON/Transamerica Fund Advisers, Inc.
ADVISER

SUB-ADVISER         GE Asset Management Incorporated                             Great Companies, L.L.C.

PORTFOLIO           David B. Carlson                                             Jim Huguet and Gerry Bollman, CFA, serve as
MANAGERS                                                                         co-portfolio managers.  Matt Stephani, CFA,
                                                                                 CPA, is responsible for analysis of domestic
                                                                                 securities.

COMPARISON OF PRINCIPAL RISKS INVOLVED IN INVESTING IN THE FUNDS -- Because the Funds have investment objectives and policies that are similar in many respects, the principal risks of an investment in the Funds also are similar in many respects, although there are certain differences. Similarities include, among others:

-        Each Fund primarily invests in equity securities such as common stock.
         This type of investment involves risks. While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the stocks a fund holds fluctuate in price, the value of your investments in such fund fluctuates.

Differences include, among others:

- Contrary to the Acquiring Fund, the Acquired Fund invests in foreign securities and debt securities. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The fund may underperform other funds that employ a different style. The fund also may employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing, as well as those focusing on large, medium, or small company securities.

- Contrary to the Acquired Fund, the Acquiring Fund invests in common stocks of large, established, United States-based companies. To the extent the fund invests a greater portion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a more widely diversified fund and may be subject to greater risk of loss with respect to its securities. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

- Contrary to the Acquired Fund, the Acquiring Fund uses proprietary research. Proprietary forms of research may not be effective and may cause overall returns to be lower than if other forms of research are used.

INVESTMENT STRATEGIES AND RISKS

PRINCIPAL INVESTMENT STRATEGIES --

The investment strategies, restrictions and risks of the Funds are similar in many respects, although there are certain differences. There can be no assurance that either Fund will achieve its stated objective.

ACQUIRED FUND

- The Acquired Fund's investment sub-adviser, GE Asset Management Incorporated, seeks to achieve the Fund's objective by investing the Fund's assets principally in common stock of U.S. Companies. The Acquired Fund uses a Multi-Style(R) investment strategy that combines growth and value investment styles. As a result, the fund has characteristics similar to the Standard & Poor's 500 Composite Stock Index, including average market capitalization and dividend yield potential. Stock selection is key to the performance of the portfolio.

- Through fundamental company research, the Acquired Fund's managers seek to identify securities of large companies with characteristics such as: attractive valuations, financial strength and high quality management focused on generating shareholder value.

- The Acquired Fund may, to a lesser extent, also invest in foreign securities and debt securities, other securities and may use various investment techniques to adjust the Fund's investment expense, but there is no guarantee that this technique may work.

ACQUIRING FUND

- The Acquiring Fund's investment sub-advisor, Great Companies, L.L.C., seeks to achieve the portfolio's objective by investing principally in large-cap stocks.

- The Acquiring Fund seeks to invest in common stocks of large, established, United States-based companies. Stocks for this portfolio are selected by Great Companies from a group of companies that it has identified, in its opinion, as being a "great companies." To be considered a "great company" by the sub-adviser, the sub-adviser will initially determine if a company meets the following criteria: have a market cap in excess of $15 billion; be highly regarded by management experts; be incorporated in the U.S.; be publicly traded; be engaged in what the sub-adviser considers to be "terrific businesses"; have a "protective barrier" such as superior business franchises; have been in business for at least 50 years and survived the founder; consider employees to be the company's most valuable asset; have, in the sub-adviser's opinion, "world class management:; deliver outstanding returns to shareholders; be a global company (as defined by the sub-adviser); and, be in an innovation driven company that, in the sun-adviser's opinion, can convert changes into opportunities.

- Acquiring Fund's sub-adviser seeks common stocks that have outstanding shareholder returns defined as having outperformed the fund's benchmark over a set period of time. The sub-adviser will use the S&P 500 as the performance benchmark for the fund.

- Companies identified by the Acquiring Fund's sub-adviser for inclusion in the fund may fall outside of the initial screening process. The final selection of companies identified by the stock selection process and the addition of such companies to the fund is at the sole discretion of the sub-adviser, irrespective of the stock screening process or methods used.

- The Acquiring Fund's sub-adviser uses Intrinsic Value investing to determine which "great company" in which to invest. Intrinsic Value is the discounted value of the cash that can be taken out of a business during its remaining life. It is an estimate rather than a precise figure, and changes when interest rates move or when forecasts of future cash flows are revised.

COMPARISON OF PORTFOLIO CHARACTERISTICS -- The following tables compare certain characteristics of the portfolios of the Funds as of December 31, 2003:

--------------------------------------------------------------------------------------------------------
                                                                  ACQUIRING FUND         ACQUIRED FUND
--------------------------------------------------------------------------------------------------------
Net Assets (thousands)                                              $ 229,758             $  137,377
--------------------------------------------------------------------------------------------------------
Number of Holdings                                                         23                    126
--------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                    39%                    30%
--------------------------------------------------------------------------------------------------------
As a percentage of net assets:
--------------------------------------------------------------------------------------------------------
   Common Stocks                                                         99.4%                  98.9%
--------------------------------------------------------------------------------------------------------
   Security Lending Collateral                                            7.7%                   6.0%
--------------------------------------------------------------------------------------------------------
   Liabilities in excess of other assets                                 (7.1)%                  (4.9)%
--------------------------------------------------------------------------------------------------------
                                                                        100.0%                 100.0%
--------------------------------------------------------------------------------------------------------

                     TOP 10 HOLDINGS (AS A % OF NET ASSETS)

--------------------------------------------------------------------------------------------------------
         ACQUIRING FUND                                         ACQUIRED FUND
--------------------------------------------------------------------------------------------------------
United Technologies Corporation              7.64%       Citigroup, Inc.                         4.49%
--------------------------------------------------------------------------------------------------------
General Electric Company                     7.07%       Pfizer, Inc.                            4.18%
--------------------------------------------------------------------------------------------------------
First Data Corporation                       6.64%       American International Group, Inc.      3.41%
--------------------------------------------------------------------------------------------------------
Abbott Laboratories                          6.54%       Microsoft Corporation                   3.08%
--------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                          4.87%       Exxon Mobil Corporation                 2.92%
--------------------------------------------------------------------------------------------------------
Procter & Gamble Company (The)               4.83%       First Data Corporation                  2.78%
--------------------------------------------------------------------------------------------------------
3M Company                                   4.62%       Fannie Mae                              2.53%
--------------------------------------------------------------------------------------------------------
Bank of New York Company, Inc. (The)         4.62%       Johnson & Johnson                       2.24%
--------------------------------------------------------------------------------------------------------
Marsh & McLennan Companies, Inc.             4.62%       Liberty Media Corporation - Class A     2.07%
--------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                 4.61%       PepsiCo, Inc.                           1.94%
--------------------------------------------------------------------------------------------------------

RELATIVE PERFORMANCE -- The following table shows the average annual total return for the Initial Class of each Fund and its comparative index. Average annual total return is shown for each calendar year since 2001 in the case of the Acquiring Fund (which commenced operation in 2000) and since 1997 in the case of the Acquired Fund (which commenced operation on 1/2/97). The indexes have an inherent performance advantage over the Funds, since an index incurs no operating expenses. An investor cannot invest in an index. Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of any sales charges. The information below does not reflect fees and expenses associated with an investment in the policies or contracts offered by the Insurance Companies. Shares in the Fund are available only through the purchase of such products.

---------------------------------------------------------------------------------------------
CALENDAR YEAR/                           S&P 500                                  S&P 500
 PERIOD ENDED       ACQUIRED FUND    COMPOSITE INDEX        ACQUIRED FUND     COMPOSITE INDEX
---------------------------------------------------------------------------------------------
   12/31/97             27.01%            33.36%                 N/A                  N/A
---------------------------------------------------------------------------------------------
   12/31/98             22.87%            28.58%                 N/A                  N/A
---------------------------------------------------------------------------------------------
   12/31/99             18.41%            21.04%                 N/A                  N/A
---------------------------------------------------------------------------------------------
   12/31/00             (0.79)%           (9.10)%                N/A                  N/A
---------------------------------------------------------------------------------------------
   12/31/01             (8.88)%          (11.88)%             (12.20)%             (11.88)%
---------------------------------------------------------------------------------------------
   12/31/02            (19.80)%          (22.09)%             (20.69)%             (22.09)%
---------------------------------------------------------------------------------------------
   12/31/03             22.95%            28.67%               24.67%               28.67%
---------------------------------------------------------------------------------------------

SECURITIES AND INVESTMENT TECHNIQUES -- The following is a summary of the principal types of securities in which the Funds may invest and strategies they may employ in pursuit of their investment objectives. As with any security, an investment in a Fund involves certain risks, including loss of principal. The Funds are subject to varying degrees of financial, market and credit risk. An investment in the Funds is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency. The following discussion addresses the principal investments of, and the primary risks of investing in, the Funds. However, the fact that a particular risk is not identified does not mean that a Fund is prohibited from investing its assets in investments that give rise to that risk.

STOCKS (BOTH FUNDS). While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the stocks a Fund holds fluctuate in price, the value of your investments in a Fund will go up and down.

STYLE RISK (ACQUIRED FUND). Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The portfolio may underperform other portfolios that employ a different style. The Fund also may employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing, as well as those focusing on large, medium, or small company securities.

PROPRIETARY RESEARCH (ACQUIRING FUND). Proprietary forms of research may not be effective and may cause overall returns to be lower than if other forms of research are used.

NON-DIVERSIFICATION (ACQUIRING FUND). To the extent the Fund invests a greater proportion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a more widely diversified portfolio and may be subject to greater risk of loss with respect to its portfolio securities.

COMPARISONS OF FEES AND EXPENSES

The following describes and compares the fees and expenses that you may pay if you hold units of the Funds. It is expected that combining the Funds will allow Policyowners of the Acquired Fund to realize economies of scale and lower total operating expenses. While the Reorganization will not affect the management fee payable with respect to the Acquiring Fund (as a percentage of the Fund's average daily net assets), the Investment Adviser may be deemed to have a material interest in the proposed Reorganization because (1) its affiliate, Great Companies, L.L.C., as sub-adviser to the Acquiring Fund, will be receiving the sub-advisory fee payable for the Acquired Fund instead of GE Asset Management Incorporated, the current sub-adviser to the Acquired Fund, and (2) because of the larger asset base of the combined fund, the Investment Manager may have lower obligations under its current expense limitation arrangements. For further information on the fees and expenses of the Acquiring Fund, see "More Information Regarding the Acquiring Fund."

OPERATING EXPENSES -- The current expenses of each Fund and estimated pro forma expenses giving effect to the proposed Reorganization are shown in the table below. Expenses for the Funds are based on the operating expenses incurred for the fiscal year ended December 31, 2003. Pro forma fees and expenses show estimated fees and expenses of the Acquiring Fund after giving effect to the proposed Reorganization as of December 31, 2003. Pro forma numbers are estimated in good faith and are hypothetical. The current and pro forma expenses do not reflect the fees that are assessed under the Policy you have purchased. Please refer to your respective Policy for these charges.

ANNUAL FUND OPERATING EXPENSES (as a percentage of each Fund's average daily net assets)

                                       DISTRIBUTION &                            TOTAL ANNUAL
                        MANAGEMENT     SERVICE (12b-1)                          FUND OPERATING         EXPENSE         NET OPERATING
                           FEES             FEES          OTHER EXPENSES           EXPENSES          REDUCTION(1)         EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
ACQUIRING FUND
--------------------------------------------------------------------------------------------------------------------------------
Initial Class              0.80%             -0-               0.05%                0.85%                 -                 0.85%
--------------------------------------------------------------------------------------------------------------------------------
Service Class              0.80%            0.25%              0.07%                1.12%                 -                 1.12%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND
--------------------------------------------------------------------------------------------------------------------------------
Initial Class              0.78%             -0-               0.10%                0.88%                 -                 0.88%
--------------------------------------------------------------------------------------------------------------------------------
Service Class              0.78%            0.25%              0.10%                1.13%                 -                 1.13%
--------------------------------------------------------------------------------------------------------------------------------
PRO FORMA -
ACQUIRING FUND
INCLUDING ACQUIRED
FUND
--------------------------------------------------------------------------------------------------------------------------------
Initial Class              0.75%             -0-               0.05%                0.80%                 -                 0.80%
--------------------------------------------------------------------------------------------------------------------------------
Service Class              0.75%            0.25%              0.05%                1.05%                 -                 1.05%
--------------------------------------------------------------------------------------------------------------------------------

1. Through a contractual arrangement with each Fund, the Investment Adviser has agreed to limit the expenses of each Fund through 4/30/04 for Acquired Fund and 4/30/05 for Acquiring Fund (other than distribution and service fees (12b-1) fees) that exceed 1.00% for each Fund.

EXAMPLE -- This example is intended to help you compare the cost of investing in each Fund and in the combined Funds on a pro forma basis. Your actual costs may be higher or lower. The example assumes that you invest $10,000 in each Fund and in the surviving Fund after the Reorganization for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The 5% return is an assumption and is not intended to portray past or future investment results.

-----------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
-----------------------------------------------------------------------------------------------------------------
ACQUIRING FUND
-----------------------------------------------------------------------------------------------------------------
Initial Class                                        87               271               471             1,049
-----------------------------------------------------------------------------------------------------------------
Service Class                                       114               356               617             1,363
-----------------------------------------------------------------------------------------------------------------
ACQUIRED FUND
-----------------------------------------------------------------------------------------------------------------
Initial Class                                        90               281               488             1,084
-----------------------------------------------------------------------------------------------------------------
Service Class                                       115               359               622             1,375
-----------------------------------------------------------------------------------------------------------------
PRO FORMA - ACQUIRING FUND INCLUDING ACQUIRED FUND
-----------------------------------------------------------------------------------------------------------------
Initial Class                                        82               255               444               990
-----------------------------------------------------------------------------------------------------------------
Service Class                                       107               334               579             1,283
-----------------------------------------------------------------------------------------------------------------

GENERAL INFORMATION

Initial Class shares and Service Class shares have different expense structures. Initial Class shares can have up to a maximum distribution fee (12b-1 fee) equal to an annual rate of 0.15% (expressed as a percentage of average daily net assets of the Fund), but the Fund does not intend to pay any distribution fees for Initial Class shares through April 30, 2005. The Fund reserves the right to pay such fees after that date.

Service Class shares have higher expenses (and, therefore, lower performance) resulting in its 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund) These fees and expenses would lower investment performance. The table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND

INVESTMENT ADVISER AND SUB-ADVISER -- The Investment Adviser has overall responsibility for the management of the Acquiring Fund. For such services, the Acquiring Fund currently pays an investment advisory fee monthly at the annual rate of 0.80% of the Fund's average daily net assets. In turn, the Investment Adviser has entered into a sub-advisory agreement with Great Companies, L.L.C. to provide investment advisory services to the Acquiring Fund. Pursuant to this agreement, Great Companies, L.L.C. furnishes investment advisory, statistical and research facilities, supervises and arranges for the purchase and sale of securities on behalf of the Acquiring Fund and provides for the compilation and maintenance of records pertaining to such investment advisory services, subject to the control and supervision of ATSF's Board of Directors and the Investment Adviser. For such services, the Investment Adviser pays Great Companies, L.L.C. 50% of the fees received by the Investment Adviser, less 50% of any amount it has reimbursed pursuant to the Acquiring Fund's expense limitation arrangement. If the merger is approved, the new investment advisory fee will be 0.75% of the fund's average daily net assets. The sub-adviser will receive 0.35% of the Fund's average daily net assets, less 50% of any amount the investment adviser has reimbursed pursuant to any expense limitation agreement.

INVESTMENT PERSONNEL -- The following individuals have responsibility for the day-to-day management of the Acquiring Fund:

- JIM HUGUET has served as Co-CEO, Manager and CIO of Great Companies since May 2000. He has served as co-portfolio manager of the portfolio since its inception. From 1994 until 1998, Mr. Huguet served as Executive Vice President of Information Resources, Inc. From 1998 to May 2000, Mr. Huguet served as Director and President of Great Companies, Inc., an investment advisory firm registered with the State of Connecticut. In May 2000, Mr. Huguet, together with John R. Kenney and Money Services, Inc., formed Great Companies, L.L.C.

- GERRY BOLLMAN, CFA has served as Executive Vice President of Great Companies since May 2000. He has served as a co-portfolio manager of the portfolio since its inception. From 1983 until 1995, Mr. Bollman was Executive Vice President and portfolio manager for Continental Asset Management Corporation in New York City, and was responsible for all equity and venture capital portfolios for that firm. From 1995 to May 2001, Mr. Bollman founded and served as Chairman and Managing Member of Intrinsic Value Associates, LLC, a Chatham, New Jersey based consulting firm that provided portfolio management services and intrinsic value advice to Great Companies, Inc. and then to Great Companies, L.L.C. Mr. Bollman also served as Executive Vice President of Great Companies, Inc., an investment advisory firm registered with the State of Connecticut, from 1999 until May 2000.

- MATT STEPHANI, CFA, CPA, has served as Senior Vice President of Great Companies since May 2001. He is responsible for analysis of domestic & foreign securities for Great Companies. From 1995 to May 2001, Mr. Stephani worked for Deloitte & Touche in Phoenix, Arizona and Wilton, Connecticut, most recently as accounting manager in the firm's national office.

PERFORMANCE OF THE ACQUIRING FUND -- The bar chart and table shown below provide an indication of the risks of investing in the Acquiring Fund by showing (on a calendar year basis) changes in the Acquiring Fund's annual total return from year to year and by showing (on a calendar year basis) how the Acquiring Fund's average annual returns for one year and since inception, compare to those of a broad-based securities market index--the S&P 500 Composite Stock Index. Note that an index has an inherent performance advantage over the Acquiring Fund since it imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The information in the bar chart is based on the performance of the Initial Class shares of the Acquiring Fund. The Fund's past performance is not an indication of how the Fund will perform in the future.

                                 ACQUIRING FUND

One year total return as of December 31:

[BAR CHART]

                  2001       2002       2003
                  ----       -----      -----
                 (12.20)%   (20.69)%     24.67%


During the period shown in the chart, the Acquiring Fund's best quarterly performance was 12.74% for the quarter ended June 30, 2003, and the Fund's worst quarterly performance was (16.25)% for the quarter ended June 30, 2002.

The table below shows the average annual total returns of the Initial Class of the Acquiring Fund for the periods shown. The table compares how the Acquiring Fund's average annual total returns for different calendar periods compare to a broad-based securities market index.

----------------------------------------------------------------------------------------------------------------
Average annual total returns (for the period ended
December 31, 2003)*                                            One Year           Since Inception May 1, 2000
----------------------------------------------------------------------------------------------------------------
Acquiring Fund - Initial Class                                  24.67                       (0.33)
----------------------------------------------------------------------------------------------------------------
S&P 500 Composite Index**                                       28.67                       (5.59)
----------------------------------------------------------------------------------------------------------------

*  Returns reflect the reinvestment of dividends and capital gains.

** The S&P 500 Composite Index ("S&P 500") is an index composed of 500 widely held common stocks listed on the New York Stock Exchange and over-the-counter market.

For a discussion by the Investment Adviser regarding the performance of the Acquiring Fund for the period ended December 31, 2003, see Appendix B to this Proxy Statement/Prospectus. Additional information about the Acquiring Fund is included in the section, "More Information Regarding the Acquiring Fund."

INFORMATION ABOUT THE REORGANIZATION

THE REORGANIZATION PLAN -- The Reorganization Plan provides for the transfer of all of the assets and liabilities of the Acquired Fund to the Acquiring Fund solely in exchange for Initial and Service Class shares of the Acquiring Fund. The Acquired Fund will distribute the units of the Acquiring Fund received in the exchange to its shareholders, and then the Acquired Fund will be liquidated. Units will then be distributed proportionately to Policyowners.

After the Reorganization, each policyowner of the Acquired Fund will own units in the Acquiring Fund having an aggregate value equal to the aggregate value of units of the Acquired Fund held by that policyowner as of the close of business on the business day preceding the Closing. Policyowners of Initial and Service Class shares of the Acquired Fund will receive units of the corresponding class of the Acquiring Fund.

Generally, the liquidation and distribution will be accomplished by opening accounts on the books of the Acquiring Fund in the names of the shareholders of the Acquired Fund and transferring to those shareholders' accounts the same class shares representing such shareholder's interest previously credited to the account of the Acquired Fund. No sales charges or fees of any kind will be charged to the shareholders of the Acquired Fund in connection with their receipt of shares of the Acquiring Fund in the Reorganization. Units will then be distributed proportionately to Policyowners.

The obligations of the Funds under the Reorganization Plan are subject to various conditions, including approval of the shareholders of the Acquired Fund. The Reorganization Plan also requires that the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Plan. For a complete description of the terms and conditions of the Reorganization, see the Reorganization Plan at Appendix A, which qualifies in its entirety the foregoing summary of the Reorganization Plan.

REASONS FOR THE REORGANIZATION -- The Funds have investment objectives, strategies and risks that are similar in many respects. Because the Acquired Fund may invest in similar types of securities as the Acquiring Fund, the Funds are somewhat duplicative. In addition, the Reorganization would create a larger Acquiring Fund, which should benefit policyowners of the Funds by spreading costs across a larger, combined asset base, and which may allow policyowners of the Acquired Fund to continue to participate in a professionally managed portfolio a lower level of operating expenses. Also, a larger Acquiring Fund offers the potential benefit of a more diversified portfolio of securities, may improve trading efficiency, and may eventually realize economies of scale and lower operating expenses.

The proposed Reorganization was presented to the Board of Directors of ATSF for consideration and approval at meetings held on September 9, 2003 and October 8, 2003. For the reasons discussed below, the Directors, including all of the Directors who are not "interested persons" (as defined in the Investment Company Act of 1940) of ATSF, determined that the interests of the policyowners of the respective Funds would not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization was in the best interests of each of the Funds and its shareholders.

BOARD CONSIDERATIONS -- The Board of Directors of ATSF, in recommending the proposed transaction, considered a number of factors, including the following:

1. expense ratios and information regarding fees and expenses of the Acquired Fund and the Acquiring Fund, which indicate that current Policyowners of the Acquired Fund will benefit from the Reorganization by getting a comparable investment in terms of expense;

2. the Reorganization would allow Policyowners of the Acquired Fund to continue to participate in a professionally-managed portfolio. As Policyowners of the Acquiring Fund, these Policyowners would continue to be able to exchange into other funds in the large ATSF fund complex that offer the same class of shares in which a Policyowner currently invests;

3. the Investment Adviser's undertaking to limit the expenses, excluding 12b-1 fees, of the Acquiring Fund to 1.00% of its average daily net assets effective through April 30, 2005, subject to possible recoupment or revision in future years.

4. the Reorganization would not dilute the interests of either Fund's current Policyowners;

5. the relative investment performance and comparable risks of the Acquiring Fund as compared to the Acquired Fund;

6. the similarity of the Acquiring Fund's investment objectives, policies and restrictions to those of the Acquired Fund and the fact that the Funds are somewhat duplicative within the overall group of funds; and

7. elimination of duplication of costs and inefficiencies of having two Funds that are similar in many respects.

The Board considered all of the foregoing information and upon being informed that GE was exiting the sub-advisory business, the Board determined that the takeover was in the best interest of both the acquiring fund and the acquired fund.

THE BOARD OF DIRECTORS OF ATSF RECOMMENDS THAT SHAREHOLDERS OF THE ACQUIRED FUND PROVIDE INSTRUCTIONS TO APPROVE THE REORGANIZATION.

TAX CONSIDERATIONS -- The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code. Accordingly, pursuant to this treatment, neither the Acquired Fund nor the Acquiring Fund is expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Plan. As a condition to the closing of the Reorganization, the Funds will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.

Immediately prior to the Reorganization, the Acquired Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to the shareholders all of the Acquired Fund's investment company taxable income for taxable years ending on or prior to the Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gains, if any, realized in taxable years ending on or prior to the Reorganization (after reduction for any available capital loss carry-forward).

Both Funds have elected and qualified to be taxed as regulated investment companies under Section 851-855 of the Code, and after the Reorganization, the Acquiring Fund intends to continue to operate so as to qualify as a regulated investment company. Following the distribution if the same class of shares to shareholders, ATSF will terminate the Acquired Fund as a series of ATSF.

EXPENSES OF THE REORGANIZATION -- The Investment Adviser will bear the expenses relating to the Reorganization, including but not limited to the costs of the proxy. The costs of the Reorganization include, but are not limited to, costs associated with preparation of the Acquiring Fund's registration statement, printing and distributing the Acquiring Fund's prospectus and the Acquired Fund's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the shareholders' meeting.

ADDITIONAL INFORMATION ABOUT THE FUNDS

FORM OF ORGANIZATION -- Each of the Funds is a series of ATSF, an open-end management company organizes as a Maryland corporation on August 21, 1985. ATSF is governed by a Board of Directors which consists of nine members, seven of whom are not "interested persons" as defined in the Investment Company Act of 1940 (the "1940 Act"). The

Directors are responsible for the overall supervision of the operation of each Fund and perform the various duties imposed on the Directors of investment companies in the 1940 Act and under state law.

DISTRIBUTOR -- AFSG Securities Corporation ("AFSG" or the "Distributor"), whose address is 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499, is the principal distributor for the Funds.

DIVIDENDS AND OTHER DISTRIBUTIONS -- Each Fund pays dividends from net investment income, and distributes net capital gains, if any, at least annually. Dividends and distributions of each Fund are automatically reinvested in additional shares of the respective Fund.

CAPITALIZATION -- The following table shows on an unaudited basis the capitalization of each Fund as of December 31, 2003, giving effect to the
Reorganization:

(all amounts except Net Asset Value in thousands)

----------------------------------------------------------------------------------------------------------------------------------
                                                            NET ASSETS          NET ASSET VALUE PER        SHARES OUTSTANDING
                                                            (THOUSANDS)               SHARE                    (THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
ACQUIRING FUND
----------------------------------------------------------------------------------------------------------------------------------
Initial Class                                                $ 229,217                $  9.78                     23,428
----------------------------------------------------------------------------------------------------------------------------------
Service Class                                                $     541                $  9.81                         55
----------------------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND
----------------------------------------------------------------------------------------------------------------------------------
Initial Class                                                $ 137,170                $ 13.19                     10,403
----------------------------------------------------------------------------------------------------------------------------------
Service Class                                                $     207                $ 13.23                         16
----------------------------------------------------------------------------------------------------------------------------------
PRO FORMA - ACQUIRING FUND INCLUDING ACQUIRED FUND
----------------------------------------------------------------------------------------------------------------------------------
Initial Class                                                $ 366,387                $  9.78                     37,453
----------------------------------------------------------------------------------------------------------------------------------
Service Class                                                $     748                $  9.81                         76
----------------------------------------------------------------------------------------------------------------------------------

(1) The net assets of the Acquired Fund will be converted to shares based on the Acquiring Fund's net asset value per share.

GENERAL INFORMATION

SOLICITATION OF VOTING INSTRUCTIONS -- Voting instructions are being solicited at the request of the ATSF Board of Directors. Solicitation of such instructions is being made primarily by the mailing of this Notice and Proxy Statement/Prospectus with its enclosures on or about April 3 2004. In addition to the solicitation of proxies by mail, employees of ATSF and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communication. The Funds have retained ALAMO Direct (the "Solicitor"), a professional proxy solicitation firm, to assist with any necessary solicitation of voting instructions. The estimated costs for the services of the Solicitor are estimated to be approximately $22,212, plus applicable postage.

If a Policyowner wishes to participate in the Special Meeting, but does not wish to provide instructions by telephone, the policyowner may still submit the voting instruction form originally sent with the Proxy Statement/Prospectus, attend in person, vote online or by facsimile. Should Policyowners require additional information regarding the proxy or require replacement of the voting instruction form, they may contact ATSF Customer Service toll-free at the number listed in the Policy they have purchased.

A Policyowner may revoke the accompanying proxy at any time prior to its use by filing with ATSF a written revocation or duly executed voting instruction form bearing a later date. In addition, any Policyowner who attends the Special Meeting of the Acquired Fund, in person, may provide instructions at the Special Meeting, thereby canceling any instructions previously given. However, attendance at the Special Meeting, by itself, will not revoke instructions previously given.

VOTING RIGHTS -- Only Policyowners of the Acquired Fund at the close of business on February 20, 2004 (the "Record Date") are entitled to provide instructions (with respect to their units owned as of that Record Date) at the Special Meeting or any adjournment thereof. At the close of business on Record Date, there were __________ shares of the Acquired Fund issued and outstanding and entitled to vote.

Shares of the Funds entitle their holders to one vote per share as to any matter on which the holder is entitled to vote, and each fractional share shall be entitled to a proportionate fractional vote.

To become effective, the proposed Reorganization must be approved by a "vote of the majority of the outstanding voting securities" of the Acquired Fund, as defined in the 1940 Act. The "vote of a majority of the outstanding voting securities" means the lesser of the vote of (i) 67% or more of the shares of the Acquired Fund entitled to vote thereon present at the Special Meeting if the holders of more than 50% of such outstanding shares are present in person or represented by proxy; or (ii) more than 50% of such outstanding shares of the Acquired Fund entitled to vote thereon.

The Acquired Fund must have a quorum to conduct its business at the Special Meeting. The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum. In the absence of a quorum, a majority of outstanding shares entitled to vote, present in person or by proxy, may adjourn the meeting from time to time until a quorum is present.

Security Ownership. To the knowledge of ATSF, as of February 20, 2004, no Director of ATSF beneficially owned 1% or more of the outstanding shares of either Fund, and the officers and Directors of ATSF beneficially owned, as a group, less than 1% of the shares of either Fund.

WRL, TFLIC, TOLIC, and Peoples own all of the shares of Acquired Fund, with the amount of shares being owned by each entity being 5% or more.

OTHER MATTERS TO COME BEFORE THE MEETING -- The Board of Directors do not know of any matters to be presented at the meeting other than those described in this Proxy Statement/Prospectus. If other business should properly come before the meeting, the parties named in the accompanying voting instruction form will vote thereon in accordance with their best judgment.

POLICYOWNER PROPOSALS -- ATSF is not required to hold regular annual meetings and, in order to minimize their costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by ATSF management. Therefore it is not practicable to specify a date by which policyowner proposals must be received in order to be incorporated in an upcoming proxy statement for a shareholder meeting or to be submitted to policyowners of ATSF.

Policyowners wishing to submit proposals should send their written proposals to the address set forth on the cover of this Proxy Statement/Prospectus a reasonable time prior to the date of a meeting of policyowners to be considered for inclusion in the proxy materials for a meeting. Timely submission of a proposal does not, however, necessarily mean that the proposal will be included. Parties named as proxies for any subsequent policyowner meeting will vote in their discretion with respect to proposals submitted on an untimely basis.

INFORMATION ABOUT THE FUNDS -- ATSF is subject to the informational requirements of the Securities Exchange Act and certain other federal securities statutes, and files reports and other information with the SEC. Proxy materials, reports and other information filed by the Funds can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, NW, Washington, DC 20549. The SEC maintains an Internet World Wide Web site (at http://www.sec.gov) which contains other information about the Funds.

IN ORDER THAT THE PRESENCE OF A QUORUM AT THE MEETINGS MAY BE ASSURED, PROMPT EXECUTION AND RETURN OF THE ENCLOSED VOTING INSTRUCTION FORM IS REQUESTED. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.

                                                    John K. Carter, Esq.
                                                    Senior Vice President,
                                                    Secretary & General Counsel

April 2, 2004

                  MORE INFORMATION REGARDING THE ACQUIRING FUND

                             POLICYOWNER INFORMATION

PURCHASE AND REDEMPTION OF SHARES. The Insurance Companies purchase shares of the Funds for variable annuity and variable life insurance separate accounts. Each buys and sells shares of the Funds at the net asset value per share ("NAV") next determined after it submits the order to buy or sell. A Fund's NAV is generally calculated as of the close of treading on every day the New York Stock Exchange is open.

Shares of the Funds may be purchased only indirectly through the purchase of a Policy issued by the respective Insurance Company. The prospectus for such policies describes any sales charges applicable to your Policy.

CHOOSING A SHARE CLASS. ATSF offers two shares classes for the Funds, Initial and Service Class. Initial Class shares has an annual 12b-1 fee of 0.15%, which is not currently implemented, and Service Class has an annual 12b-1 of .025%.

DETERMINATION OF NET ASSET VALUE. The NAV per share of each Fund is computed as of the close of regular trading hours on the New York Stock Exchange (normally 4 p.m. Eastern time) on days when the Exchange is open. The Exchange is open Monday through Friday, except on observation of the following holidays: generally New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Each Fund's NAV is generally based upon the market value of securities held in the Fund's portfolio. If market prices are not available, the fair value of securities is determined using procedures approved by the ATSF Board of Directors.

DISTRIBUTOR. AFSG Securities Corporation ("AFSG"), located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499, serves as the ATSF distributor. The Distributor is an affiliate of the Investment Adviser, ATFA, and TIM.

12b-1 FEES. The Funds have adopted a 12b-1Plan under the Investment Company Act of 1940 ("1940 Act") (individually, a "12b-1 Plan," applicable to both the Initial Class and Service Class shares of the Funds. AFSG receives the sales fees or loads imposed on these shares (up to 0.15% on Initial Class shares (which is not currently implemented) and 0.25% on Service Class shares of the average daily net assets).

OTHER EXPENSES. In addition to the management fee and other fees described previously, the Fund pays other expenses, such as legal, audit, custodian fees, proxy solicitation costs, and the compensation of Directors who are not affiliated with ATSF. Most Fund expenses are allocated proportionately among all of the outstanding shares in ATSF.

MANAGEMENT OF THE FUND

INVESTMENT ADVISER -- The Investment Adviser serves as the investment adviser for the Acquiring Fund. The investment adviser hired TIM, as sub-adviser, to furnish investment advice and recommendations. The investment adviser also monitors the sub-adviser's buying and selling of securities and administration of the Fund.

The Investment Adviser is directly owned by Western Reserve Life Assurance Co. of Ohio (78%) (Western Reserve) and AUSA Holding Company (22%) (AUSA), both of which are indirect wholly-owned subsidiaries of AEGON N.V. Great Companies is a 30% owned indirect subsidiary of AUSA. AUSA is wholly-owned by Transamerica Holding Company, which is wholly-owned by AEGON USA, Inc. (AEGON USA), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is a wholly-owned indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded international insurance group. TIM and the Distributor are affiliates of ATFA and the Fund.

AEGON/Transamerica Series Fund, Inc. (ATSF) received an Order from the Securities and Exchange Commission (Release IC-23379 dated August 5, 1998) that permits ATSF and its investment adviser, the Investment Adviser, subject to certain conditions, and without the approval of shareholders to:

(1) employ a new unaffiliated sub-adviser for a fund pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;

(2) materially change the terms of any sub-advisory agreement; and

(3) continue the employment of an existing sub-adviser on sub-advisory contract terms where a contract has been assigned because of a change of control of the sub-adviser. In such circumstances, shareholders would receive notice and information about the new sub-adviser within ninety (90) days after the hiring of any new sub-adviser.

FINANCIAL HIGHLIGHTS FOR ACQUIRING FUND

For a Share Outstanding Throughout Each Period:

The Acquiring Fund. The financial highlights table is intended to help you understand the Acquiring Fund's financial performance for its shares for each period shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions. The information for fiscal years ended December 31, 2000 through December 31, 2003 has been audited by PricewaterhouseCoopers LLP, whose report, along with the ATSF financial statements, are included in the ATSF Annual Report, which is available upon request without charge.

                                                              FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD(a)
                                           ----------------------------------------------------------------------------------------
                                                      INVESTMENT OPERATIONS                            DISTRIBUTIONS
                              NET ASSET    -------------------------------------------  -------------------------------------------
                  YEAR OR       VALUE,           NET        NET REALIZED                   FROM NET     FROM NET
                  PERIOD      BEGINNING      INVESTMENT    AND UNREALIZED    TOTAL        INVESTMENT    REALIZED         TOTAL
                 ENDED (b)    OF PERIOD     INCOME (LOSS)   GAIN (LOSS)    OPERATIONS       INCOME        GAINS      DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------
Initial Class   12/31/2003     $ 7.88          $0.06          $ 1.88        $ 1.94         $(0.04)        $ -          $ (0.04)
                12/31/2002       9.96           0.05           (2.11)        (2.06)         (0.02)          -            (0.02)
                12/31/2001      11.38           0.04           (1.43)        (1.39)         (0.03)          -            (0.03)
                12/31/2000      10.00           0.04            1.34          1.38              -           -                -
------------------------------------------------------------------------------------------------------------------------------
Service Class   12/31/2003       8.37           0.03            1.41          1.44             -            -                -
------------------------------------------------------------------------------------------------------------------------------

                                                                                    RATIOS/SUPPLEMENTAL DATA
                                                                --------------------------------------------------------------------
                                        NET ASSET               NET ASSETS,  RATIO OF EXPENSES TO   NET INVESTMENT
                              YEAR OR     VALUE,      TOTAL       END OF    AVERAGE NET ASSETS (f)   INCOME (LOSS)
                              PERIOD      END OF     RETURN       PERIOD    ----------------------    TO AVERAGE       PORTFOLIO
                             ENDED(b)     PERIOD     (c)(g)      (000'S)      NET(d)     TOTAL(e)    NET ASSETS(f)  TURNOVER RATE(g)
------------------------------------------------------------------------------------------------------------------------------------
Initial Class               12/31/2003   $  9.78      24.67%    $ 229,217      0.85%       0.85%         0.73%             39%
                            12/31/2002      7.88     (20.69)      233,961      0.88        0.88          0.54              31
                            12/31/2001      9.96     (12.20)      152,874      0.89        0.89          0.39              70
                            12/31/2000     11.38      13.80        83,121      0.91        0.91          0.52              15
-----------------------------------------------------------------------------------------------------------------------------
Service Class               12/31/2003      9.81      17.25           541      1.12        1.12          0.50              39
-----------------------------------------------------------------------------------------------------------------------------

Notes to Financial Highlights

(a) Per share information is calculated based on average number of shares outstanding.

(b) The inception dates of the Acquiring Fund's share classes are as follows:

              Initial Class - May 1, 2000
              Service Class - May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any.

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)      Annualized.

(g)      Not annualized for periods of less than one year.

                                   APPENDIX A

                       AGREEMENT & PLAN OF REORGANIZATION

THIS AGREEMENT & PLAN OF REORGANIZATION (the "Plan") is made as of the 8th day of October 2003 by AEGON/Transamerica Series Fund, Inc. (the "Company") with its principal place of business at 570 Carillon Parkway, St. Petersburg, Florida 33716, on behalf of Great Companies - America(SM) (the "Acquiring Fund") and GE U.S. Equity (the "Acquired Fund"), separate series of the Company.

This Plan is intended to be, and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of Acquired Fund to Acquiring Fund in exchange solely for Initial Class and Service Class voting shares of beneficial interest of Acquiring Fund (the "Acquiring Fund Shares"), the assumption by Acquiring Fund of all liabilities of Acquired Fund, and the distribution of Acquiring Fund Shares to the shareholders of Acquired Fund in complete liquidation of Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Plan.

WHEREAS, the Company is an open-end, registered investment management company and Acquired Fund owns securities which generally are assets of the character in which Acquiring Fund is permitted to invest.

WHEREAS, the Directors of the Company have determined that the exchange of all of the assets of Acquired Fund for Acquiring Fund Shares, and the assumption of all liabilities of Acquired Fund by Acquiring Fund, is in the best interests of Acquiring Fund and its shareholders, and that the interests of the existing shareholders of Acquiring Fund would not be diluted as a result of this transaction.

WHEREAS, the Directors of the Company have determined, with respect to Acquired Fund, that the exchange of all of the assets of Acquired Fund for Acquiring Fund Shares, and the assumption of all liabilities of Acquired Fund by Acquiring Fund, is in the best interests of Acquired Fund and its shareholders, and that the interests of the existing shareholders of Acquiring Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the Company, on behalf of Acquiring Fund and Acquired Fund separately, hereby covenants and agrees to the following terms and conditions:

1. TRANSFER OF ASSETS OF ACQUIRED FUND TO ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF ACQUIRED FUND

       1.1 Subject to the requisite approval of the shareholders of Acquired Fund and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Company will transfer all of Acquired Fund's assets, as set forth in paragraph 1.2, to Acquiring Fund, and Acquiring Fund agrees in exchange therefore: (i) to deliver to Acquired Fund the number of full and fractional Initial Class and Service Class Acquiring Fund Shares determined by dividing the value of Acquired Fund's net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of Acquired Fund. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

       1.2 The assets of Acquired Fund to be acquired by Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of Acquired Fund on the closing date provided for in paragraph 3.1 (the "Closing Date") (collectively, "Assets").

       1.3 Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. Acquiring Fund shall also assume all of the liabilities of Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date. On or as soon as practicable prior to the Closing Date, Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last taxable year to the end of the business day on the Closing; and (ii) any undistributed investment company taxable income and net capital gain from any period to the extent not otherwise distributed.

       1.4 Immediately after the transfer of assets provided for in paragraph 1.1, Acquired Fund will distribute to Acquired Fund's shareholders of record with respect to each class of its shares, determined as of immediately after the close of business on the Closing Date (the "Acquired Fund Shareholders"), on a pro rata basis within that class, Acquiring Fund Shares of the same class received by Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to Acquired Fund's shares, by the transfer of Acquiring Fund Shares then credited to the account of Acquired Fund on the books of Acquiring Fund to open accounts on the share records of Acquiring Fund in the names of Acquired Fund Shareholders. The aggregate net asset value of Initial Class and Service Class Acquiring Fund Shares to be so credited to Initial Class and Service Class Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of Acquired Fund shares of the corresponding class owned by such shareholders on the Closing Date. All issued and outstanding shares of Acquired Fund will simultaneously be canceled on the books of Acquired Fund, although share certificates representing interests in shares of each class of Acquired Fund will represent a number of the same class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3. Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange.

       1.5 Ownership of Acquiring Fund Shares will be shown on the books of Acquiring Fund's administrator. Shares of Acquiring Fund will be issued in the manner described in Acquiring Fund's then-current prospectus and statement of additional information.

       1.6 Any reporting responsibility of Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of Acquired Fund.

2.     VALUATION

       2.1 The value of Assets shall be the value of such assets computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the then-current prospectus and statement of additional information, and valuation procedures established by the Company's Board of Directors.

       2.2 The net asset value of a Initial Class or Service Class Acquiring Fund Share shall be the net asset value per share computed with respect to that class on the Valuation Date as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Valuation Date, using the valuation procedures set forth in the then-current prospectus or statement of additional information with respect to Acquiring Fund, and valuation procedures established by the Company's Board of Directors.

       2.3 The number of Initial Class and Service Class Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for Acquired Fund's assets shall be determined by dividing the value of the net assets with respect to Initial Class and Service Class shares of Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of the corresponding class of Acquiring Fund Share, determined in accordance with paragraph 2.2.

       2.4 All computations of value shall be made by Acquired Fund's designated record keeping agent, and shall be subject to review by the independent certified public accountants for ATSF.

3. CLOSING AND CLOSING DATE

       3.1 The Closing Date shall be April 30, 2004, or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Company or at such other time and/or place as the parties will agree.

       3.2 The Company shall direct Investors Bank & Trust Company, as custodian for Acquired Fund (the "Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) Acquired Fund's portfolio securities, cash, and any other assets ("Assets") shall have been delivered in proper form to Acquiring Fund within two business days prior to or on the Closing Date, and
              (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by Acquired Fund as of the Closing Date for the account of Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. Acquired Fund shall direct the Custodian to deliver portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act") as of the Closing Date by book entry in accordance with the customary practices of such depositories and the custodian for Acquiring Fund.

       3.3 AEGON/Transamerica Investor Services, Inc., as administrator for Acquired Fund (the "Administrator"), shall deliver, on behalf of Acquired Fund, at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders and the number and percentage ownership of outstanding Initial Class and Service Class shares owned by each such shareholder immediately prior to the Closing.

       3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of Acquiring Fund or Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Company, accurate appraisal of the value of the net assets of Acquiring Fund or Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4. REPRESENTATIONS AND WARRANTIES

       4.1 The Company, on behalf of Acquired Fund, represents and warrants to Acquiring Fund as follows:

              (a) Acquired Fund is duly organized as a series of the Company, which is a corporation duly organized and validly existing under the laws of the state of Maryland, with power under the Company's Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

              (b) The Company is a registered open-end investment management company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of its shares under the Securities Act of 1933, as amended ("1933 Act"), are in full force and effect;

              (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act, and such as may be required by state securities laws;

              (d) The current prospectus and statement of additional information of Acquired Fund and each prospectus and statement of additional information of Acquired Fund used at all times prior to the date of this Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

              (e) On the Closing Date, the Company, on behalf of Acquired Fund will have good and marketable title to the Assets to be transferred to Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such assets, the Company, on behalf of Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to Acquiring Fund;

              (f) Acquired Fund is not engaged currently, and the execution, delivery and performance of this Plan will not result, in
                    (i) a material violation of the Company's Articles of Incorporation or Bylaws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company, on behalf of Acquired Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Company, on behalf of Acquired Fund, is a party or by which it is bound;

              (g) Material contracts or other commitments (other than this Plan) that will be terminated with liability to it prior to the Closing Date;

              (h) Except as otherwise disclosed in writing to and accepted by the Company, on behalf of Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Company, on behalf of Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

              (i) The Statement of Assets and Liabilities, including the Schedule of Investments, at December 31, 2003 of Acquired Fund, and the Statements of Operations and of Changes in Net Assets and the Financial Highlights for the periods then ended, have been audited by PricewaterhouseCoopers LLP, independent certified public accountants. Such statements are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to Acquiring
                    Fund) present fairly, in all material respects, the financial condition of Acquired Fund as of such date;

              (j) Since December 31, 2003 there has been no material adverse change in Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund due to declines in market values of securities in Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by shareholders of Acquired Fund shall not constitute a material adverse change;

              (k) On the Closing Date, all federal and other tax returns and reports of Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

              (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

              (m) All issued and outstanding shares of Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Company and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Administrator, on behalf of Acquired Fund, as provided in paragraph 3.3. Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of Acquired Fund, nor is there outstanding any security convertible into any of Acquired Fund shares;

              (n) The execution and performance of this Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of the Company, on behalf of Acquired Fund, and, subject to the approval of the shareholders of Acquired Fund, this Plan will constitute a valid and binding obligation of Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

              (o) The information to be furnished by Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

       4.2 The Company, on behalf of Acquiring Fund, represents and warrants to Acquired Fund as follows:

              (a) Acquiring Fund is duly organized as a series of the Company, which is a corporation duly organized and validly existing under the laws of the State of Maryland, with power under the Company's Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

              (b) The Company is a registered open-end investment management company, and its registration with the Commission as an investment company under the 1940 Act and the registration of its shares under the 1933 Act, including the shares of Acquiring Fund, are in full force and effect;

              (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

              (d) The current prospectus and statement of additional information of Acquiring Fund and each prospectus and statement of additional information of Acquiring Fund used at all times prior to the date of the Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

              (e) On the Closing Date, the Company, on behalf of Acquiring Fund, will have good and marketable title to Acquiring Fund's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which Acquired Fund has received notice and necessary documentation at or prior to the Closing;

              (f) Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Plan will not result, in
                    (i) a material violation of the Company's Articles of Incorporation or Bylaws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Acquiring Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which Acquiring Fund, is a party or by which it is bound;

              (g) Except as otherwise disclosed in writing to and accepted by Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Company, on behalf of Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

              (h) The Statement of Assets and Liabilities, including the Schedule of Investments, at December 31, 2003 of the Acquiring Fund, and the Statement of Operations and of Changes in Net Assets and the Financial Highlights for the periods then ended, have been audited by PricewaterhouseCoopers LLP, independent certified public accountants. Such statements are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to Acquired Fund) present fairly, in all material respects, the financial condition of Acquiring Fund as of such date;

              (i) Since December 31, 2003, there has not been any material adverse change in Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by Acquired Fund. For purposes of this subparagraph (i), a decline in net asset value per share of Acquiring Fund due to declines in market values of securities in Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of Acquiring Fund, shall not constitute a material adverse change;

              (j) On the Closing Date, all federal and other tax returns and reports of Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

              (k) For each taxable year of its operation, Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date, and will do so for the taxable year including the Closing Date;

              (l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Company and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

              (m) The execution, delivery and performance of this Plan will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of the Company on behalf of Acquiring Fund and this Plan will constitute a valid and binding obligation of Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

              (n) Acquiring Fund Shares to be issued and delivered to Acquired Fund, for the account of Acquired Fund Shareholders, pursuant to the terms of this Plan, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable by the Company;

              (o) The information to be furnished by Acquiring Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto; and

              (p) That insofar as it relates to Company or Acquiring Fund, the Registration Statement relating to Acquiring Fund Shares issuable hereunder, and the proxy materials of Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5. COVENANTS OF ACQUIRING FUND AND ACQUIRED FUND

       5.1 Acquiring Fund and Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

       5.2 To the extent required by applicable law, the Company will call a meeting of the shareholders of Acquired Fund to consider and act upon this Plan and to take all other action necessary to obtain approval of the transactions contemplated herein.

       5.3 Acquired Fund covenants that the Initial Class and Service Class Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Plan.

       5.4 Acquired Fund will assist Acquiring Fund in obtaining such information as Acquiring Fund reasonably requests concerning the beneficial ownership of Acquired Fund shares.

       5.5 Subject to the provisions of this Plan, Acquiring Fund and Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan.

       5.6 As soon as is reasonably practicable after the Closing, Acquired Fund will make a liquidating distribution to its shareholders consisting of the Initial Class and Service Class Acquiring Fund Shares received at the Closing.

       5.7 Acquiring Fund and Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Plan as promptly as practicable.

       5.8 The Company, on behalf of Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Company, on behalf of Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Company, on behalf of Acquiring Fund's, title to and possession of Acquiring Fund's shares to be delivered hereunder, and (b) the Company, on behalf of Acquiring Fund's, title to and possession of all of the assets and otherwise to carry out the intent and purpose of this Plan.

       5.9 Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRED FUND

       The obligations of the Company, on behalf of Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Company's election, to the performance by the Company, on behalf of Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

       6.1 All representations and warranties of the Company, on behalf of Acquiring Fund, and the Company contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

       6.2 The Company, on behalf of Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by the Company, on behalf of Acquiring Fund, on or before the Closing Date; and

       6.3 Acquired Fund and Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUND

       The obligations of the Company, on behalf of Acquiring Fund, to complete the transactions provided for herein shall be subject, at the Company's election, to the performance by Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

       7.1 All representations and warranties of the Company, on behalf of Acquired Fund, contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

       7.2 The Company, on behalf of Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by the Company, on behalf of Acquired Fund, on or before the Closing Date;

       7.3 The Company, on behalf of Acquired Fund and Acquiring Fund, shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1;

       7.4 Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last taxable year to 4:00 p.m. Eastern Time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.


8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUND AND ACQUIRED
   FUND

       If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Company, on behalf of Acquired Fund or Acquiring Fund, the other party to this Plan shall, at its option, not be required to consummate the transactions contemplated by this Plan:

       8.1 The Plan and the transactions contemplated herein shall have been approved by the requisite vote, if any, of the holders of the outstanding shares of Acquired Fund in accordance with the provisions of the Company's Articles of Incorporation, By-Laws, applicable Maryland law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to Acquiring Fund. Notwithstanding anything herein to the contrary, Company, on behalf of Acquiring Fund or Acquired Fund, may not waive the conditions set forth in this paragraph 8.1;

       8.2 On the Closing Date, no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Plan or the transactions contemplated herein;

       8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of Acquiring Fund or Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

       8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

       8.5 Dechert shall deliver an opinion addressed to the Company substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Plan shall constitute a tax-free reorganization for federal income tax purposes, unless, based on the circumstances existing at the time of the Closing, Dechert determines that the transaction contemplated by this Plan does not qualify as such. The delivery of such opinion is conditioned upon receipt by Dechert of representations it shall request of the Company. Notwithstanding anything herein to the contrary, the Company may not waive the condition set forth in this paragraph 8.5.

9. BROKERAGE FEES AND EXPENSES

       9.1 The Company, on behalf of Acquiring Fund, represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

       9.2 The expenses relating to the proposed Reorganization will be paid by the Investment Adviser, AEGON/Transamerica Fund Advisers, Inc. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing Acquiring Fund's prospectus and Acquired Fund's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the shareholders' meeting.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

       The representations, warranties and covenants contained in this Plan or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each of Acquired Fund and Acquiring Fund in sections 9.1 and 9.2 shall survive the Closing.

11.    TERMINATION

       This Plan and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of Directors, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board, make proceeding with the Plan inadvisable.

12.    AMENDMENTS

       This Plan may be amended, modified or supplemented in such manner as may be set forth in writing by the authorized officers of the Company; provided, however, that following any meeting of the shareholders called by the Company, on behalf of Acquired Fund, pursuant to paragraph 5.2 of this Plan, no such amendment may have the effect of changing the provisions for determining the number of Initial Class and Service Class Acquiring Fund Shares to be issued to Acquired Fund Shareholders under this Plan to the detriment of such shareholders without their further approval.

13. HEADINGS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

       13.1 The Article and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

       13.2 This Plan may be executed in any number of counterparts, each of which shall be deemed to be an original.

       13.3 This Plan shall be governed by and construed in accordance with the laws of the State of Maryland without regard to its principles of conflicts of laws.

       13.4 This Plan shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

       13.5 It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Directors, shareholders, nominees, officers, agents, or employees of the Company personally, but shall bind only property of Acquired Fund, as provided in the Articles of Incorporation of the Company. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of each party.

IN WITNESS WHEREOF, the Company, on behalf of Acquired Fund and Acquiring Fund, has caused this Plan to be approved and executed by its President.

                                      AEGON/Transamerica Series Fund, Inc.

                                      By: /s/ Brian C. Scott
                                      Name: Brian C. Scott

                                      Title: President & Chief Executive Officer

                                   APPENDIX B

                   REPORT FOR ATSF GREAT COMPANIES - AMERICA(SM)

Set forth below is an excerpt from the Annual Report of ATSF Great Companies - America(SM), dated December 31, 2003, regarding the Fund's performance.

MARKET ENVIRONMENT

For the first time in three years the markets closed up for the year. Unfortunately, many investors who became afraid of the market pulled out in 2002 and have missed the significant market run-up in 2003. We believe that there are several lessons to be learned from the last three years, as follows:

1. Over the long-term, markets improve. It is important to realize that stocks have outperformed most asset classes over time. While there will certainly be periods characterized by corrections, over the long-term the market moves in a positive direction.

2. It is impossible to time the market. Those who pulled out in 2002 missed a significant opportunity to increase their net worth. It is very difficult to do well if you are not a long-term investor.

3. It is very difficult for individuals to select stocks and manage their portfolios. In the late 1990's a number of people left the work force and became day traders. This is akin to taking your money to Las Vegas with the expectation that you will break the bank. Investing in securities is complex and a full time job best left to professionals.

4. Whenever your emotions control your stock market activities, you will lose. Unfortunately, many investors let their emotions guide their actions. They held speculative stocks when the market collapsed and pulled out of the market when it began to rise. Investor emotions enable us to purchase terrific companies at significant discounts and hold these stocks as they turn around and rise faster than the market. In the short-term, the economy seems well positioned to continue pushing the market to higher levels. This is being driven by lower interest rates, higher consumer confidence ratings, and stronger corporate earnings. We believe that the market will slow down in the second half of 2004.

PERFORMANCE

For the year ended December 31, 2003, Great Companies-America(SM) returned 24.67%. By comparison its benchmark, the Standard and Poor's 500 Composite Stock Index returned 28.67%.

STRATEGY REVIEW

While we always want to see higher returns for our shareholders, we believe that we are adding value by delivering tax efficient returns. We do not intend to change our strategy because large cap growth companies underperformed in 2003. We continue to believe in the Great Companies-America(SM) strategy. While the market has shown strength, we believe that market prices ultimately will be driven by earnings and free cash flows. While many of the technology stocks are at or above their intrinsic values, there are a number of stocks in the Great Companies-America(SM) portfolio trading well below their intrinsic values.

James H. Huguet
Gerald W. Bollman
Matthew C. Stephani

Co-Portfolio Managers
Great Companies, L.L.C.

                                     PART B
                      AEGON/Transamerica Series Fund, Inc.

                       Statement of Additional Information
                                  April 2, 2004

Acquisition of the Assets and Liabilities of          By and in Exchange for Shares of
GE U.S. Equity (the "Acquired Fund")                  Great Companies - America(SM) (the "Acquiring Fund")
570 Carillon Parkway, St. Petersburg, Florida 33716   570 Carillon Parkway, St. Petersburg, Florida 33716

This Statement of Additional Information is available to the policyowners of the Acquired Fund in connection with a proposed transaction whereby all of the assets and liabilities of the Acquired Fund will be transferred to the Acquiring Fund in exchange for shares of the Acquiring Fund.

This Statement of Additional Information of the Acquiring Fund consists of this cover page, pro forma financial statements, and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1. The Statement of Additional Information for AEGON/Transamerica Series Fund, Inc. dated March 1, 2003.

2. The Financial Statements of the Acquired Fund and the Acquiring Fund as included in the ATSF Annual Report for the year ended December 31, 2003, Registration No. 033-00507 (Annual Report filed on Form N-CSR on March 4,
     2004).

This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated April 2, 2004 relating to the reorganization of the Acquired Fund may be obtained, without charge, by writing to AEGON/Transamerica Series Fund, Inc. at 570 Carillon Parkway, St. Petersburg, Florida 33716 or calling (800) 581-9777. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

REORGANIZATION BETWEEN GE U.S. EQUITY AND GREAT COMPANIES - AMERICA(SM) PRO FORMA SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2003
(ALL AMOUNTS EXCEPT SHARE AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                                                                 Great Companies
                                                        GE U.S. Equity            - America(SM)                Pro Forma Fund
                                                   ----------------------     -----------------------      ----------------------
                                                    Shares          Value       Shares          Value       Shares         Value
                                                   --------      --------     ---------        ------      --------      --------
COMMON STOCKS

      Aerospace

  Lockheed Martin Corporation                        14,309      $    735            --       $    --        14,309      $    735
  Northrop Grumman Corporation(b)                     7,155           684            --            --         7,155           684
  United Technologies Corporation                    27,479         2,604       185,198        17,551       212,677        20,155

      Amusement & Recreation Services

  Disney (Walt) Company (The)                        12,881           301            --            --        12,881           301

      Automotive

  Harley-Davidson, Inc.(b)                            8,520           405            --            --         8,520           405

      Beverages

  Anheuser-Busch Companies, Inc.(d)                  13,759           725            --            --        13,759           725
  Coca-Cola Company (The)                                --            --        93,000         4,720        93,000         4,720
  PepsiCo, Inc.                                      57,238         2,668        90,000         4,196       147,238         6,864

      Business Services

  Catalina Marketing Corporation(a)(b)               13,541           273            --            --        13,541           273
  eBay Inc.(a)                                        3,522           227            --            --         3,522           227
  Equifax Inc.(b)                                    20,914           512            --            --        20,914           512
  First Data Corporation(b)                          93,029         3,823       371,545        15,267       464,574        19,090
  Omnicom Group, Inc.                                 4,733           413       128,100        11,187       132,833        11,600

      Chemicals & Allied Products

  Avon Products, Inc.                                 1,981           134            --            --         1,981           134
  Clorox Company (The)                               24,656         1,197            --            --        24,656         1,197
  Colgate-Palmolive Company                          28,561         1,429       187,400         9,379       215,961        10,808
  du Pont (E.I.) de Nemours and Company               4,403           202            --            --         4,403           202
  Praxair, Inc.                                      24,128           922            --            --        24,128           922
  Procter & Gamble Company (The)                     10,017         1,000       111,000        11,087       121,017        12,087
  Rohm and Haas Company                              11,007           470            --            --        11,007           470

      Commercial Banks

  Bank of America Corporation                        14,302         1,150            --            --        14,302         1,150
  Bank of New York Company, Inc. (The)                6,690           222       320,700        10,622       327,390        10,844
  Bank One Corporation                                8,587           391            --            --         8,587           391
  Citigroup Inc.                                    127,166         6,173       142,193         6,902       269,359        13,075
  FleetBoston Financial Corporation                  10,127           442            --            --        10,127           442
  Mellon Financial Corporation                       35,443         1,138            --            --        35,443         1,138
  Morgan Chase & Co. (J.P.)                          14,860           546            --            --        14,860           546
  State Street Corporation                           35,773         1,863            --            --        35,773         1,863
  U.S. Bancorp                                       35,003         1,042            --            --        35,003         1,042
  Wachovia Corporation                               20,473           954            --            --        20,473           954
  Wells Fargo & Company                              22,014         1,296            --            --        22,014         1,296

The notes to the pro forma financial statements are an integral part of this report.

REORGANIZATION BETWEEN GE U.S. EQUITY AND GREAT COMPANIES - AMERICA(SM) PRO FORMA SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2003
(ALL AMOUNTS EXCEPT SHARE AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                                                                 Great Companies
                                                        GE U.S. Equity            - America(SM)                Pro Forma Fund
                                                   ----------------------     -----------------------      ----------------------
                                                    Shares          Value       Shares          Value       Shares         Value
                                                   --------      --------     ---------        ------      --------      --------
      Communication

  Certegy Inc.                                       20,945      $    687            --        $   --        20,945      $    687
  Comcast Corporation - Class A(a)                    7,265           239            --            --         7,265           239
  Comcast Corporation - Special Class A(a)           84,975         2,657            --            --        84,975         2,657
  Liberty Media Corporation - Class A(a)            239,297         2,845            --            --       239,297         2,845
  UnitedGlobalCom, Inc. - Class A(a)(b)               3,082            26            --            --         3,082            26
  Viacom, Inc. - Class B                             48,035         2,132            --            --        48,035         2,132

      Computer & Data Processing Services

  Automatic Data Processing, Inc.                    20,804           824            --            --        20,804           824
  BMC Software, Inc.(a)                              22,121           413            --            --        22,121           413
  Intuit Inc.(a)                                     29,059         1,538            --            --        29,059         1,538
  Microsoft Corporation                             153,441         4,226            --            --       153,441         4,226
  Oracle Corporation(a)                              92,215         1,217            --            --        92,215         1,217
  Unisys Corporation(a)                              36,766           546            --            --        36,766           546
  WebMD Corporation(a)                                6,384            57            --            --         6,384            57
  Yahoo! Inc.(a)                                      4,183           189            --            --         4,183           189

      Computer & Office Equipment

  Cisco Systems, Inc.(a)                             92,131         2,238            --            --        92,131         2,238
  Dell Computer Corporation(a)                       41,166         1,398            --            --        41,166         1,398
  EMC Corporation(a)                                  6,714            87            --            --         6,714            87
  Hewlett-Packard Company                             7,924           182            --            --         7,924           182
  International Business Machines Corporation        18,712         1,734        78,000         7,229        96,712         8,963
  Pitney Bowes Inc.                                   9,246           376            --            --         9,246           376

      Electric Services

  Dominion Resources, Inc.                           15,185           969            --            --        15,185           969
  EnCana Corporation(b)                              18,052           712            --            --        18,052           712
  Entergy Corporation                                 8,365           478            --            --         8,365           478

      Electric, Gas & Sanitary Services

  Exelon Corporation                                  9,906           657            --            --         9,906           657

      Electronic & Other Electric Equipment

  Eaton Corporation                                   3,632           392            --            --         3,632           392
  Emerson Electric Co.                                4,403           285            --            --         4,403           285
  General Electric Company                               --            --       524,530        16,250       524,530        16,250

      Electronic Components & Accessories

  Analog Devices, Inc.                               30,710         1,402            --            --        30,710         1,402
  Intel Corporation                                  67,915         2,187            --            --        67,915         2,187
  Molex Incorporated - Class A                       37,425         1,099            --            --        37,425         1,099
  Texas Instruments Incorporated                         --            --       228,200         6,705       228,200         6,705

      Environmental Services

  Waste Management, Inc.                             26,417           782            --            --        26,417           782

The notes to the pro forma financial statements are an integral part of this report.

REORGANIZATION BETWEEN GE U.S. EQUITY AND GREAT COMPANIES - AMERICA(SM) PRO FORMA SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2003
(ALL AMOUNTS EXCEPT SHARE AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                                                                 Great Companies
                                                        GE U.S. Equity            - America(SM)                Pro Forma Fund
                                                   ----------------------     -----------------------      ----------------------
                                                    Shares          Value       Shares          Value       Shares         Value
                                                   --------      --------     ---------        ------      --------      --------
    Food & Kindred Products

  Altria Group, Inc.                                  4,403      $    240            --       $    --         4,403      $    240
  General Mills, Inc.(b)                             13,284           602            --            --        13,284           602
  Sara Lee Corporation                               10,456           227            --            --        10,456           227

      Health Services

  HCA Inc.                                            3,082           132            --            --         3,082           132
  Lincare Holdings Inc.(a)(b)                        29,059           873            --            --        29,059           873

      Industrial Machinery & Equipment

  Applied Materials, Inc.(a)                         41,497           932            --            --        41,497           932
  Baker Hughes Incorporated                           9,136           294            --            --         9,136           294
  Deere & Company                                    13,429           874            --            --        13,429           874
  Dover Corporation                                  29,279         1,164            --            --        29,279         1,164

      Instruments & Related Products

  Danaher Corporation                                 8,390           770            --            --         8,390           770
  Raytheon Company                                    6,605           198            --            --         6,605           198

      Insurance

  AFLAC Incorporated                                  9,686           350            --            --         9,686           350
  Allstate Corporation (The)                         22,494           968            --            --        22,494           968
  American International Group, Inc.                 70,731         4,688       152,885        10,132       223,616        14,820
  Berkshire Hathaway Inc. - Class B(a)                  247           695            --            --           247           695
  CIGNA Corporation                                   2,752           158            --            --         2,752           158
  Travelers Property Casualty Corp. - Class B        10,127           172            --            --        10,127           172
  UnitedHealth Group Incorporated                     7,815           455            --            --         7,815           455

      Insurance Agents, Brokers & Service

  Hartford Financial Services Group, Inc. (The)      11,009           650            --            --        11,009           650
  Marsh & McLennan Companies, Inc.(b)                34,453         1,650       221,500        10,608       255,953        12,258

      Life Insurance

  Lincoln National Corporation                       10,237           413            --            --        10,237           413
  Prudential Financial, Inc.                          9,246           386            --            --         9,246           386

      Lumber & Other Building Materials

  Home Depot, Inc. (The)                             70,006         2,485            --            --        70,006         2,485
  Lowe's Companies, Inc.                              3,963           220            --            --         3,963           220

      Lumber & Wood Products

  Weyerhaeuser Company                               10,347           662            --            --        10,347           662

      Management Services

  Paychex, Inc.                                       3,853           143            --            --         3,853           143

The notes to the pro forma financial statements are an integral part of this report.

REORGANIZATION BETWEEN GE U.S. EQUITY AND GREAT COMPANIES - AMERICA(SM) PRO FORMA SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2003
(ALL AMOUNTS EXCEPT SHARE AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                                                                 Great Companies
                                                        GE U.S. Equity            - America(SM)                Pro Forma Fund
                                                   ----------------------     -----------------------      ----------------------
                                                    Shares          Value       Shares          Value       Shares         Value
                                                   --------      --------       -------       -------      --------      --------
      Medical Instruments & Supplies

  DENTSPLY International Inc.                        11,007      $    497            --       $    --        11,007      $    497
  Medtronic, Inc.                                        --            --       188,400         9,158       188,400         9,158

      Metal Mining

  Barrick Gold Corporation(b)                        18,712           425            --            --        18,712           425
  Newmont Mining Corporation                         15,850           770            --            --        15,850           770

      Motion Pictures

  Time Warner Inc.(a)                                44,029           792            --            --        44,029           792

      Oil & Gas Extraction

  Burlington Resources Inc.                          20,881         1,156            --            --        20,881         1,156
  ConocoPhillips                                     20,363         1,335            --            --        20,363         1,335
  Devon Energy Corporation                            2,539           145            --            --         2,539           145
  Nabors Industries Ltd.(a)                          13,759           571            --            --        13,759           571
  Schlumberger Limited(b)                            21,245         1,163            --            --        21,245         1,163

      Paper & Allied Products

  3M Company                                         10,875           925       124,954        10,625       135,829        11,550
  Kimberly-Clark Corporation                         19,373         1,145            --            --        19,373         1,145

      Personal Credit Institutions

  SLM Corporation                                    14,309           539            --            --        14,309           539

      Petroleum Refining

  BP PLC - ADR                                        4,982           246            --            --         4,982           246
  Exxon Mobil Corporation                            97,964         4,017            --            --        97,964         4,017

      Pharmaceuticals

  Abbott Laboratories                                41,827         1,949       322,500        15,029       364,327        16,978
  Amgen Inc.(a)                                       3,742           231            --            --         3,742           231
  Cardinal Health, Inc.(b)(d)                        34,783         2,127            --            --        34,783         2,127
  Johnson & Johnson                                  59,681         3,083       191,480         9,892       251,161        12,975
  Merck & Co., Inc.                                  12,329           570            --            --        12,329           570
  Pfizer Inc.                                       162,577         5,744       300,000        10,599       462,577        16,343
  Wyeth                                              56,511         2,399       222,400         9,441       278,911        11,840

      Primary Metal Industries

  Alcoa Inc.(b)                                      15,410           586            --            --        15,410           586

      Printing & Publishing

  Gannett Co., Inc.                                   2,422           216            --            --         2,422           216

The notes to the pro forma financial statements are an integral part of this report.

REORGANIZATION BETWEEN GE U.S. EQUITY AND GREAT COMPANIES - AMERICA(SM) PRO FORMA SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2003
(ALL AMOUNTS EXCEPT SHARE AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                                                                 Great Companies
                                                        GE U.S. Equity            - America(SM)                Pro Forma Fund
                                                   ----------------------     -----------------------      ----------------------
                                                    Shares          Value       Shares         Value       Shares         Value
                                                   --------      --------     ---------       ------      --------      --------
      Railroads

  Burlington Northern Santa Fe Corporation           14,309      $    463            --       $    --        14,309      $    463
  Union Pacific Corporation                          11,337           788            --            --        11,337           788

      Security & Commodity Brokers

  American Express Company(d)                        29,764         1,436            --            --        29,764         1,436
  Goldman Sachs Group, Inc. (The)                     2,135           211        45,000         4,443        47,135         4,654
  Lehman Brothers Holdings Inc.                          --            --       136,700        10,555       136,700        10,555
  Merrill Lynch & Co., Inc.                              --            --       119,000         6,979       119,000         6,979
  Morgan Stanley                                     12,989           752            --            --        12,989           752

      Telecommunications

  AT&T Corp.(b)                                      15,410           313            --            --        15,410           313
  SBC Communications Inc.                            25,317           660            --            --        25,317           660
  Verizon Communications, Inc.                       36,324         1,274            --            --        36,324         1,274
  Vodafone Group PLC - ADR                           86,737         2,172            --            --        86,737         2,172

      Transportation & Public Utilities

  InterActiveCorp(a)(b)                               2,312            78            --            --         2,312            78

      Transportation Equipment

  General Dynamics Corporation                        8,806           796            --            --         8,806           796

      U.S. Government Agencies

  Fannie Mae                                         46,349         3,479            --            --        46,349         3,479
  Freddie Mac                                         7,485           437            --            --         7,485           437

      Variety Stores

  Target Corporation                                 52,692         2,023            --            --        52,692         2,023
  Wal-Mart Stores, Inc.                              38,855         2,061            --            --        38,855         2,061

      Water Transportation

  Carnival Corporation                               33,022         1,312            --            --        33,022         1,312

      Wholesale Trade Nondurable Goods

  SYSCO Corporation                                   2,679           100            --            --         2,679           100

  TOTAL COMMON STOCKS
                                                                 --------                     --------                   --------
  (COST: $318,082)                                                135,902                      228,556                    364,458
                                                                 --------                     --------                   --------

The notes to the pro forma financial statements are an integral part of this report.

REORGANIZATION BETWEEN GE U.S. EQUITY AND GREAT COMPANIES - AMERICA(SM) PRO FORMA SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2003
(ALL AMOUNTS EXCEPT SHARE AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                                                                   Great Companies
                                                           GE U.S. Equity           - America(SM)              Pro Forma Fund
                                                       ---------------------     --------------------       ---------------------
                                                       Principal      Value      Principal     Value        Principal      Value
                                                       ---------    --------     ---------     ------       ---------    --------
SECURITY LENDING COLLATERAL

      DEBT

      Bank Notes

  Credit Suisse First Boston (USA), Inc.
     1.14%, due 09/08/2004                               $ 39         $ 39         $ 83         $ 83         $122         $122
  Fleet National Bank
     1.00%, due 01/21/2004                                146          146          311          311          457          457
  National Bank of Commerce
     1.19%, due 04/21/2004                                122          122          259          259          381          381

      Commercial Paper

  Compass Securitization - 144A
     1.08%, due 01/22/2004                                 73           73          156          156          229          229
  Delaware Funding Corporation
     1.08%, due 01/07/2004                                 48           48          103          103          151          151
  Falcon Asset Securitization Corporation - 144A
     1.09%, due 01/08/2004                                 73           73          156          156          229          229
     1.09%, due 01/13/2004                                 49           49          104          104          153          153
     1.08%, due 02/05/2004                                 97           97          207          207          304          304
  General Electric Capital Corporation
     1.09%, due 01/08/2004                                121          121          259          259          380          380
     1.09%, due 01/09/2004                                 73           73          156          156          229          229
     1.08%, due 01/16/2004                                 97           97          207          207          304          304
  Govco Incorporated - 144A
     1.07%, due 02/05/2004                                121          121          259          259          380          380
  Greyhawk Funding LLC - 144A
     1.09%, due 01/29/2004                                121          121          259          259          380          380
     1.09%, due 02/06/2004                                121          121          259          259          380          380
     1.10%, due 02/09/2004                                 71           71          151          151          222          222
  Jupiter Securitization Corporation - 144A
     1.08%, due 02/02/2004                                121          121          259          259          380          380
  Liberty Street Funding Company - 144A
     1.08%, due 01/20/2004                                 73           73          156          156          229          229
  Preferred Receivables Funding - 144A
     1.09%, due 01/16/2004                                141          141          301          301          442          442
     1.08%, due 02/17/2004                                243          243          517          517          760          760
  Sheffield Receivables - 144A
     1.09%, due 01/21/2004                                 49           49          104          104          153          153

      Euro Dollar Overnight

  BNP Paribas SA
     0.97%, due 01/07/2004                                243          243          518          518          761          761
  Credit Agricole Indosuez
     0.98%, due 01/02/2004                                 10           10           21           21           31           31
     1.08%, due 01/06/2004                                 92           92          197          197          289          289

The notes to the pro forma financial statements are an integral part of this report.

REORGANIZATION BETWEEN GE U.S. EQUITY AND GREAT COMPANIES - AMERICA(SM) PRO FORMA SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2003
(ALL AMOUNTS EXCEPT SHARE AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                                                                   Great Companies
                                                           GE U.S. Equity           - America(SM)              Pro Forma Fund
                                                       ---------------------     --------------------       ---------------------
                                                       Principal      Value      Principal     Value        Principal      Value
                                                       --------     --------     ---------     ------       ---------    --------
      Euro Dollar Terms

  Bank of Montreal
     1.06%, due 01/15/2004                               $ 47         $ 47       $  101        $  101        $  148       $  148
     1.06%, due 02/17/2004                                 97           97          208           208           305          305
  Bank of Scotland
     1.06%, due 04/02/2004                                 73           73          156           156           229          229
  Citigroup Inc.
     1.10%, due 01/22/2004                                 73           73          156           156           229          229
     1.09%, due 02/06/2004                                 97           97          208           208           305          305
  Credit Agricole Indosuez
     1.08%, due 01/28/2004                                 49           49          104           104           153          153
  Den Danske Bank
     1.08%, due 01/20/2004                                243          243          519           519           762          762
     1.02%, due 01/30/2004                                122          122          259           259           381          381
  Royal Bank of Canada
     1.05%, due 02/27/2004                                243          243          519           519           762          762
  Royal Bank of Scotland Group PLC (The)
     1.08%, due 01/09/2004                                146          146          311           311           457          457
     1.08%, due 01/15/2004                                 49           49          104           104           153          153
     1.08%, due 01/20/2004                                 24           24           52            52            76           76
  Svenska Handelsbanken AB
     1.09%, due 01/15/2004                                 24           24           52            52            76           76
  Toronto-Dominion Bank (The)
     1.10%, due 01/08/2004                                146          146          311           311           457          457
  Wells Fargo & Company
     1.04%, due 01/30/2004                                194          194          415           415           609          609

      Master Notes

  Bear Stearns Companies Inc. (The)
     1.14%, due 06/10/2004                                 97           97          208           208           305          305
     1.14%, due 09/08/2004                                146          146          311           311           457          457
  Morgan Stanley
     1.05%, due 06/21/2004                                233          233          498           498           731          731

      Medium Term Notes

  Goldman Sachs Group, Inc. (The)
     1.02%, due 03/23/2004                                243          243          519           519           762          762
  Liberty Lighthouse Funding - 144A
     1.14%, due 01/15/2004                                 73           73          156           156           229          229

      Repurchase Agreements (c)

  Credit Suisse First Boston (USA), Inc.
     1.04% Repurchase Agreement dated
     12/31/2003 to be repurchased at $1,783
     on 01/02/2004                                        569          569        1,214         1,214         1,783        1,783
  Merrill Lynch & Co., Inc.
     1.04% Repurchase Agreement dated
     12/31/2003 to be repurchased at $2,422
     on 01/02/2004                                        772          772        1,650         1,650         2,422        2,422
  Morgan Stanley
     1.11% Repurchase Agreement dated
     12/31/2003 to be repurchased at $1,448
     on 01/02/2004                                        462          462          986           986         1,448        1,448

The notes to the pro forma financial statements are an integral part of this report.

REORGANIZATION BETWEEN GE U.S. EQUITY AND GREAT COMPANIES - AMERICA(SM) PRO FORMA SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2003
(ALL AMOUNTS EXCEPT SHARE AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                                                                Great Companies
                                                  GE U.S. Equity                 - America(SM)                   Pro Forma Fund
                                             ------------------------        -----------------------        -----------------------
                                               Shares          Value          Shares         Value           Shares         Value
                                             ---------       --------        --------     ----------        ---------     ---------
      INVESTMENT COMPANIES

      Money Market Funds

  American AAdvantage Select Fund
     1-day yield of 1.00%                      119,215       $    119         254,527       $    255          373,742      $    374
  Merrill Lynch Premier Institutional
    Fund 1-day yield of 1.04%                  291,071            291         621,446            621          912,517           912
  Merrimac Cash Series Fund - Premium
    Class 1-day yield of 0.98%               1,265,675          1,266       2,702,253          2,702        3,967,928         3,968

  TOTAL SECURITY LENDING COLLATERAL
                                                             --------                     ----------                      ---------
  (COST: $25,839)                                               8,242                         17,597                         25,839
                                                             --------                     ----------                      ---------

  TOTAL INVESTMENT SECURITIES
  (COST: $343,921)                                           $144,144                       $246,153                       $390,297
                                                             ========                     ==========                       ========
SUMMARY:

  INVESTMENTS, AT VALUE                          104.9%      $144,144           107.1%      $246,153            106.3%     $390,297
  LIABILITIES IN EXCESS OF OTHER
    ASSETS                                        -4.9%        (6,767)           -7.1%       (16,395)            -6.3%      (23,162)
                                             ---------       --------        --------     ----------        ---------     ---------
  NET ASSETS                                     100.0%      $137,377           100.0%      $229,758            100.0%     $367,135
                                             =========       ========        ========     ==========        =========     =========

FUTURES CONTRACTS:

                                                                                                        Net Unrealized
                                                                       Settlement                        Appreciation
                                                      Contracts           Date           Amount         (Depreciation)
                                                      ---------        ----------        ------         --------------
         GE U.S. EQUITY:
         S&P 500 Index                                    1            03/18/2004         $ 268               $ 9

NOTES TO SCHEDULE OF INVESTMENTS:

(a)      No dividends were paid during the preceding twelve months.

(b)      At December 31, 2003, all or a portion of this security is on loan (see
         Note 1). The value at December 31, 2003, of all securities on loan is $25,202.

(c) Cash collateral for the Repurchase Agreements, valued at $ 5,766, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%-10.18% and 04/01/2004-03/01/2043, respectively.

(d) At December 31, 2003, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at December 31, 2003, is $1,179.

DEFINITIONS:

ADR      American Depositary Receipt

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers.

The notes to the pro forma financial statements are an integral part of this report.

REORGANIZATION BETWEEN GE U.S. EQUITY AND GREAT COMPANIES - AMERICA(SM) PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
AT DECEMBER 31, 2003
(ALL AMOUNTS EXCEPT PER SHARE AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                                                                                                     Consolidated
                                                               GE U.S.        Great Companies-                         Pro Forma
                                                                Equity           America(SM)        Adjustments          Fund
                                                              ---------      ----------------      -----------       ------------
ASSETS:

  Investments in securities, at value (cost: $343,921)
   (including $25,202 of securities loaned)                   $ 144,144           $ 246,153           $    --          $ 390,297
  Cash                                                            1,605               1,143                --              2,748
  Receivables:
       Interest                                                       1                   1                --                  2
       Dividends                                                    129                 234                --                363
  Variation margin                                                    1                  --                                    1
  Other                                                               7                  11                --                 18
                                                              ---------           ---------           -------          ---------

                                                                145,887             247,542                --            393,429
                                                              ---------           ---------           -------          ---------

LIABILITIES:

  Investment securities purchased                                   155                  --                --                155
  Accounts payable and accrued liabilities:
        Management and advisory fees                                 95                 164                --                259
  Payable for securities on loan                                  8,242              17,597                --             25,839
  Other                                                              18                  23                --                 41
                                                              ---------           ---------           -------          ---------

                                                                  8,510              17,784                --             26,294
                                                              ---------           ---------           -------          ---------

NET ASSETS                                                    $ 137,377           $ 229,758           $    --          $ 367,135
                                                              =========           =========           =======          =========

NET ASSETS CONSIST OF:

  Capital stock, 100,000 shares authorized ($.01 par value)   $     104           $     235               $36 (a)      $     375
  Additional paid-in capital                                    154,634             221,594               (36)(a)        376,192
  Undistributed net investment income (loss)                        848               1,785                --              2,633
  Accumulated net realized gain (loss)
    from investment securities and futures
    contracts                                                   (31,182)            (27,268)               --            (58,450)
  Net unrealized appreciation (depreciation) on:
    Investment securities                                        12,964              33,412                --             46,376
    Futures contracts                                                 9                  --                --                  9
                                                              ---------           ---------           -------          ---------

NET ASSETS                                                    $ 137,377           $ 229,758           $    --          $ 367,135
                                                              =========           =========           =======          =========

SHARES OUTSTANDING:
  Initial Class                                                  10,403              23,428             3,622 (a)         37,453
  Service Class                                                      16                  55                 5 (a)             76

NET ASSET VALUE AND OFFERING PRICE PER SHARE:                 $   13.19             $  9.78                --          $    9.78
  Initial Class                                                   13.23                9.81                --               9.81
  Service Class

Amounts shown as " -- " represent amounts that are zero or those that round to less than $1,000.

The notes to the pro forma financial statements are an integral part of this report.

REORGANIZATION BETWEEN GE U.S. EQUITY AND GREAT COMPANIES - AMERICA(SM) PRO FORMA STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
(ALL AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                                                                                                   Consolidated
                                                             GE U.S.        Great Companies-                         Pro Forma
                                                              Equity           America(SM)        Adjustments          Fund
                                                            ---------      ----------------      -----------       ------------
INVESTMENT INCOME:

  Interest                                                  $       6           $      27           $    --          $      33
  Dividends                                                     1,944               3,845                --              5,789
  Income from loaned securities - net                              10                  10                --                 20
    Less withholding taxes on foreign dividends                    (5)                 --                --                 (5)
                                                            ---------           ---------           -------          ---------
                                                                1,955               3,882                --              5,837
                                                            ---------           ---------           -------          ---------

EXPENSES:

  Management and advisory fees                                    980               1,962              (159) (b)         2,783
  Transfer agent fees                                               2                   3                --                  5
  Printing and shareholder reports                                 48                  56                --                104
  Custody fees                                                     38                  26               (27) (c)            37
  Administration fees                                              20                  21               (20) (d)            21
  Legal fees                                                        2                   3                --                  5
  Auditing and accounting fees                                     10                  10               (10) (e)            10
  Directors fees                                                    5                  10                --                 15
  Other                                                             3                   6                --                  9
  Distribution and service fees:
    Initial class                                                  --                  --                --                 --
    Service class                                                  --                  --                --                 --
                                                            ---------           ---------           -------          ---------
      Total Expenses                                            1,108               2,097              (216)             2,989
                                                            ---------           ---------           -------          ---------
NET INVESTMENT INCOME (LOSS)                                      847               1,785               216              2,848
                                                            ---------           ---------           -------          ---------

NET REALIZED GAIN (LOSS) FROM:
  Investment securities                                        (6,078)             (5,244)               --            (11,322)
  Futures contracts                                               204                  --                --                204
                                                            ---------           ---------           -------          ---------

                                                               (5,874)             (5,244)               --            (11,118)
                                                            ---------           ---------           -------          ---------

NET INCREASE (DECREASE) IN UNREALIZED APPRECIATION
       (DEPRECIATION) ON:
  Investment securities                                        31,190              60,596                --             91,786
  Futures contracts                                                 4                  --                --                  4
                                                            ---------           ---------           -------          ---------

                                                               31,194              60,596                               91,790
                                                            ---------           ---------           -------          ---------

NET GAIN (LOSS) ON INVESTMENT SECURITIES
  AND FUTURES CONTRACTS                                        25,320              55,352                --             80,672
                                                            ---------           ---------           -------          ---------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                 $  26,167           $  57,137           $   216          $  83,520
                                                            =========           =========           =======          =========

Amounts shown as " -- " represent amounts that are zero or those that round to less than $1,000.

The notes to the pro forma financial statements are an integral part of this report.

REORGANIZATION BETWEEN GE U.S. EQUITY AND GREAT COMPANIES - AMERICA

PRO FORMA NOTES TO THE FINANCIAL STATEMENTS
At December 31, 2003
(all amounts in thousands)
(unaudited)

NOTE 1 - GENERAL

The accompanying unaudited pro forma financial statements are presented to show the effect of the proposed transfer of substantially all of the assets of GE U.S. Equity (the "Fund") to Great Companies America(SM) (the "Acquiring Fund") in exchange for the initial and service class shares of the Acquiring Fund and the assumption by the Acquiring Fund of substantially all of the liabilities of the Fund as described elsewhere in this proxy statement/prospectus.

The "Pro Forma Fund" as identified in these financial statements represents the combined fund after the merger, with the Acquiring Fund treated as the accounting survivor for financial reporting purposes. Management believes the Acquiring Fund to be the accounting survivor because this fund's investment objective/style, fee and expense structure, and sub-advisor/fund manager would all remain in tact with the combined fund. In addition, the Acquiring Fund has substantially more assets then the Fund.

Under the terms of the Agreement and Plan of Reorganization, the exchange of assets of the Fund for the initial and service class shares of the Acquiring Fund will be treated and accounted for as a tax-free reorganization. The merger would be accomplished by an acquisition of the net assets of the Fund in exchange for the initial and service class shares of the Acquiring Fund at net asset value. The unaudited pro forma Schedule of Investments and the unaudited Pro Forma Statement of Assets and Liabilities have been prepared as though the acquisition had been effective on December 31, 2003. The unaudited Pro Forma Statement of Operations has been prepared as though the acquisition had been effective January 1, 2003 to report operations for the twelve months ended December 31, 2003.

The accompanying Pro Forma financial statements should be read in conjunction with the financial statements of the Fund and the Acquiring Fund, which are included in their respective annual reports dated December 31, 2003.

NOTE 2  - PRO FORMA ADJUSTMENTS

The Pro Forma adjustments below reflect the impact of the merger.

(a) To adjust shares outstanding of the Pro Forma Fund based on combining the Fund at the Acquiring Fund's net asset value.

(b) To restate management and advisory fees using the proposed advisory fee rates for the Pro Forma Fund at the combined average daily net assets of the Fund and Acquiring Fund.

(c)      To remove duplicate Custody fees.

(d)      To remove duplicate Administration fees.

(e)      To remove duplicate Auditing and accounting fees.

No adjustments have been made to investments owned on the Schedules of Investments as the investments of the Pro Forma Fund are not unsuitable nor violate the investment objectives of the Acquiring Fund.

REORGANIZATION BETWEEN GE U.S. EQUITY AND GREAT COMPANIES - AMERICA

PRO FORMA NOTES TO THE FINANCIAL STATEMENTS
At December 31, 2003
(all amounts in thousands)
(unaudited)

NOTE 3  -  INVESTMENT ADVISORY AND OTHER TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the investment adviser for the Acquiring Fund. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Acquiring Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Acquiring Fund's distributor/principal underwriter. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. WRL and AUSA are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Great Companies, LLC is both an affiliate of the Acquiring Fund, and will be the subadvisor of the Pro Forma Fund.

Investment Advisory Fees

The Acquiring Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

         0.80%

If the reorganization is approved, the Acquiring Fund will pay management fees to ATFA based on ANA at the following rate:

         0.75%

ATFA currently voluntarily waives its advisory fees and will reimburse the Acquiring Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

         1.00% Expense Limit

If total fund expenses fall below the annual expense limitation agreed to by the adviser within the succeeding three years, the Acquiring Fund may be required to pay the advisor a portion or all of the waived advisory fees.

                                     PART C

                                OTHER INFORMATION

Item 15. Indemnification

A policy of insurance covering ATFA, its subsidiaries, AFSG and all of the registered investment companies advised by ATFA insures the Registrant's directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

Provisions relating to indemnification of the Registrant's Directors and employees are included in Registrant's Restatement of Articles of Incorporation and Bylaws, which are incorporated herein by reference.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

    (1) Articles of Incorporation and all amendments are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File 33-507), Post Effective Amendment No. 23 as filed with the SEC on April 19, 1996.

    (2) Bylaws are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File 33-507), Post-Effective Amendment No. 25 as filed with the SEC on October 17, 1996.

    (3)   Not Applicable

    (4) Agreement and Plan of Reorganization is filed herewith as Appendix A to the Proxy Statement/Prospectus.

    (5)   See Exhibits 1 and 2

    (6) (a) Investment Advisory Agreement incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File 33-507), Post-Effective Amendment No. 53 as filed with the SEC on August 16, 2002. (b) Sub-Advisory Agreement is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File 33-507), Post-Effective Amendment No. 37, as filed with the SEC on February 16, 2000.

    (7) Distribution Agreement is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File 33-507), Post-Effective Amendment No. 36 as filed with the SEC on April 27, 1999.

    (8) Directors' Deferred Compensation Plan is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 33-507), Post-Effective Amendment No. 23 as filed with the SEC on April 19, 1996.

    (9) Form of Custodian Agreement with Investors Bank & Trust Company is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File 33-507), Post-Effective Amendment No. 26 as filed with the SEC on December 26, 1996.

(10)(a) Brokerage Enhancement Plan is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File 33-507), Post-Effective Amendment No. 53 as filed with the SEC on August 16, 2002.

    (b) Distribution Plan is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File 33-507), Post-Effective Amendment No. 29 as filed with the SEC on June 30, 1997.

    (c) Expense Limitation Agreement is incorporated herein by reference to the Registrant's Initial Registration Statement on Form N-14 (File No. 333-102678), as filed with the SEC on January 23, 2003.

   (11)   Opinion of Counsel is filed herewith.

   (12) Opinion and Consent of Counsel supporting tax matters and consequences (to be filed by amendment).

   (13) Administrative Services Agreement is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File 33-507), Post-Effective Amendment No. 26 as filed with the SEC on December 26, 1996.

   (14)   Consent of Independent Certified Public Accountants is filed herewith.

   (15)   Not Applicable

   (16) Powers of Attorney for the Registrant are incorporated herein by reference to the Registrant's Initial Registration Statement on Form N-14 (File No. 333-102678), as filed with the SEC on January 23, 2003.

   (17)   (a) Form of Voting Instruction Form is filed herewith.

          (b) The Registrant's Annual Report, dated December 31, 2003 is incorporated herein by reference.

Item 17. Undertakings

1. The undersigned registrant agrees that prior to any public re-offering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act 17 CFR 230.145(c), the re-offering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2. The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3. The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this registration statement that contains an opinion of counsel supporting the tax matters discussed in this registration statement.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of St. Petersburg and state of Florida on the 4th day of March, 2004.

                                       AEGON/TRANSAMERICA SERIES FUND, INC.

                                       By: /s/ Brian C. Scott
                                           _________________________________
                                           Brian C. Scott*
                                           President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

             Signature                                              Title                                           Date
             ---------                                              -----                                           ----
/s/ Brian C. Scott
-------------------------------------
Brian C. Scott                                            President and Chief Executive Officer                 March 4, 2004

/s/ Peter R. Brown
-------------------------------------
Peter R. Brown*                                           Director and Chairman                                 March 4, 2004

/s/ Daniel Calabria
-------------------------------------
Daniel Calabria*                                                   Director                                     March 4, 2004

/s/ Janice B. Case
-------------------------------------
Janice B. Case*                                                    Director                                     March 4, 2004

/s/ Charles C. Harris
-------------------------------------
Charles C. Harris*                                                 Director                                     March 4, 2004

/s/ Leo J. Hill
-------------------------------------
Leo J. Hill*                                                       Director                                     March 4, 2004

/s/ Russell A. Kimball, Jr.
-------------------------------------
Russell A. Kimball, Jr.*                                           Director                                     March 4, 2004

/s/ Thomas P. O'Neill
-------------------------------------
Thomas P. O'Neill*                                                 Director & Vice Chairman                     March 4, 2004

/s/ William W. Short Jr.
-------------------------------------
William W. Short, Jr.*                                             Director                                     March 4, 2004

/s/ John K. Carter
-------------------------------------
*/ John K. Carter
as Attorney in Fact

                                  EXHIBIT INDEX

16. (11) Opinion and Consent of Counsel

16. (14) Consent of Independent Certified Public Accountants

16. (17) Form of Voting Instruction Form